PSMC 2021-2 Trust ABS 15-G

Exhibit 99.10

TPR Firm:	EdgeMAC	Date Submitted:	5/12/2021
Client Name:	AIG	Report:	Exception Report - Loan
Client Project:	PSMC 2021-2	Loans in report:	118

Report Date	Loan Number	Edge MAC ID	Seller Loan Number	Originator	Open Material Exceptions	Open Non Material Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Compensating Factors	Initial Review Date	Occupancy Type	Property State	Note Date	Loan Purpose	TILA Rating	Loan Initial	Loan Final	Credit Initial	Credit Final	Compliance Initial	Compliance Final	Property Initial	Property Final
5/12/2021	XXX	XXX	985815910	XXX	1) Loan was closed in a trust. Missing a copy of the XXX and XXXRevocable Living Trust date XXX and an attorney's opinion letter or legal attestation (signed by an officer of the company or Legal Counsel) stating the trust meets Secondary Marketing requirements as set forth by XXX or XXX and any applicable state requirements must be provided. //UPDATE 11/04/20 Received checklist however missing an attorney opinion letter or legal attestation signed by an officer of the company or legal counsel.
COMMENTS: 11/30/20 Had to add condtion 1041 to update the XXX clean room

2) Missing Verification of Mortgage (VOM) for the last 24 months 0x30 for XXX XXX and missing evidence of XXX and XXX payments.
COMMENTS: 11/05/20 Ok.  Credit report is rated through XXX and the application is dated XXX  Credit report is dated XXX and is good for 120 days.

3) Missing previous VVOEs for XXX previous jobs with XXX aka XXX to determine any employment gaps which must be addressed.  //UPDATE 11/12/20 VOE's received however they reflect gaps in employment
COMMENTS: 11/17/20 Received LOE from borrower for the employment gaps

4) Missing updated credit report. Report in file expired on XXX
COMMENTS: 11/5: Guideline clarification; credit report good for 120 days
//Credit report provided  is the same credit report dated XXX which is already in the file.

5) Loan was closed in a trust. Missing a copy of the XXX and XXX Revocable Living Trust date XXX and an attorney's opinion letter or legal attestation (signed by an officer of the company or Legal Counsel) stating the trust meets Secondary Marketing requirements as set forth by XXX or XXX and any applicable state requirements must be provided.  //UPDATE 11/04/20 Received checklist however missing an attorney opinion letter or legal attestation signed by an officer of the company or legal counsel.
COMMENTS: //UPDATE 11/04/20 Received checklist however missing an attorney opinion letter or legal attestation signed by an officer of the company or legal counsel.	1) The Notice of Right to Cancel was not completed properly: The borrowers executed the Notice of Right to Cancel documents as individuals only and not as Trustees. Need re-opened rescission period (three business days not including Sunday or Federal holidays from the date of borrower receipt) extended to borrowers as Trustees with proof of delivery.
								COMMENTS: 11/10/2020 Received accurately administered re-opened eSigned Right to Cancels for both borrowers signed as Trustees.		Compensating Factors: 1) Fico score of XXX 2) XXX months reserve which exceed the 6 months required by XXX months; 3) DTI of XXX% which is XXX points less that the 43% maximum.	10/28/2020	Primary Residence	PA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
5/12/2021	XXX	XXX	837521809	XXX	1) Missing third party verification of co-borrower's XXX dated within 10 business days of Note date.
COMMENTS: 11/23: rec'd
11/20:  Rec'd verification dated XXX however, loan closed XXX  Missing third party verification dated 10 business days of Note date.

2) Missing YTD Profit and Loss Statement and Balance Sheet for co-borrower's XXX business.
COMMENTS: 11/18/2020 sufficient documentation received	1) The loan contains errors within one or more TRID disclosure: Closing Disclosure dated XXX is missing the payee name for the Desk Review Fee on line B03. Need Post Consummation Closing Disclosure with explanation letter to borrower and proof of method of delivery to borrower reflecting All Payee names.
								COMMENTS: 11/19/2020 Received PC CD dated XXX reflecting Payee for Desk Review Fee on line B03		Compensating Factors: 1) Fico score of XXX 2) XX months reserve which exceed the 6 months required by XXX months; 3) DTI of XXX% which is XXX points less that the 43% maximum.	11/13/2020	Primary Residence	PA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
5/12/2021	XXX	XXX	916817210	XXX	1) Missing Wire Instructions for XXX Purchase from Lender.
COMMENTS: 10/22/2020 Received Bailee Letter inclusive of Lender's Wire Instructions.

2) Missing Initial Application signed and dated by Loan Originator.  Applications in file reflect an Application date of XXX however, earliest Loan Estimate in file is dated XXX and other early disclosures are dated XXX  Unable to determine if early disclosures were issued within 3 business days of Application date.  Need Signed and Dated Initial 1003 Loan Application.
COMMENTS: 11/10/2020 Received Initial LE dated XXX  Entered into CE and received Pass results for TILA, RESPA and TRID.

//UPDATE:  11/10/2020 Received Lender Attestation for Chain of Disclosure events, however, FILE IS MISSING Loan Estimate dated XXX  Unable to complete regulatory compliance check and TRID Monitoring.

//UPDATE:  11/07/2020 Received a Disclosure Tracking Summary reflecting Early Disclosures sent XXX however, Need actual Loan Estimate and Service Provider's List issued XXX for TRID Testing.

//UPDATE:  11/04/2020 Received a Processor Certification explaining 1003 dates.  According to the Processor Certification the Application process began XXX  Need Application dated XXX signed by Loan Orignator and ALL Early Disclosures issued within 3 business days of application date of XXX

//UPDATE:  10/27/2020 Received 3 1003 Loan Applications all dated XXX which is Not the Initial Application date.  Need Lender's Signed

3) Missing a current payoff demand and evidence that XXX, account ending -XXX has been satisfied with a -0- balance.
COMMENTS: 11/5/2020 sufficient documentation received *** 10/23/2020: Documentation provided does not satisfy the condition. The demand provided shows an expiration date of XXX The loan closed on XXX and the payoff amount on the Closing Disclosure was less than the amount on this payoff demand.

4) Missing documentation to evidence a verbal verification of the co-borrower's XXX status completed within 10 days of the Note date. A third-party verification of XXX must be completed within 10 business days of the Note date.  Below are examples of methods the Seller may use to confirm that the borrowers business is currently operating:   o  Evidence of current work (executed contracts or signed invoices that indicate the business is operating on the day the lender verifies self-employment);  o  evidence of current business receipts within 10 days of the Note date (payment for services performed);  o  lender certification the business is open and operating (lender confirmed through a phone call or other means). The certification must be provided by a third-party source, must include contact information and is ineligible when provided by the borrower(s); or  o  business website demonstrating activity supporting current business operations (timely appointments for estimates or service can be scheduled).
COMMENTS: 11/13/2020 Sufficient documentation received. ************ Documentation provided does not fulfill requirements specified by exception.

5) Missing copy of renewal  hazard policy.  Hazard policy in file expires XXX  Loan closed XXX
COMMENTS: 12/03/20 Loan disbursed XXX

6) Missing final 1003 with correct loan amount
COMMENTS: 12/10/20 Received corrected 1003

7) Missing current payment history and an explanation for the delay  //UPDATE 12/11/20  Received payment history and explanation for delay however the explanation provided is not signed.
COMMENTS: 12/15/20 Received payment history and explanation

8) Missing 1008, DU and Loan Approval with correct appraised value  //UPDATE 12/11/20 Received updated 1008 and DU, however the 1008 provided reflects a DTI of XXX%  and does not match the DU
COMMENTS: //UPDATE: 12/16/2020:Received 1008	1) Missing documentation to evidence a verbal verification of the borrower's XXX status completed within 10 days of the Note date. //UPDATE 11/12/20 Received VVOE and internet printout, missing third party verification //UPDATE 11/16/20 Received VVOE for borrower however the Note is dated XXX and the VVOE is dated XXX
COMMENTS: 11/19/20 exception approval by XXX Saved to third party	COMPENSATING FACTORS:

1. Borrower FICO score is XXX The minimum required FICO score is 720.

2. The mortgage payment history is 0x30 for the last 24 months.

										3. The borrowers have XXX months of reserves. The minimum required number of months of reserves is 12 months.	10/14/2020	Primary Residence	FL	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	113683969	XXX	1) Missing proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 09/30/2020 Received proof Appraisal was eDisclosed to borrower XXX

2) Missing documentation regarding 2nd Mortgagee XXX shown as Loss Payee on Insurance Policy.
COMMENTS: 10/7/2020 sufficient documentation received

3) Missing solar panel agreement to verify payment terms and fully executed subordination agreement for XXX recorded on XXX per item #12c on preliminary title.
COMMENTS: Documentation provided does not fulfill requirement for a Subordination Agreement referenced in Prelim, Sch. B, Part I, Item 12c.

4) Missing updated hazard insurance policy with corrected loss payee.	1) //UPDATE: 09/30/2020 Received Lender's Concessions, applied accordingly, however, TILA Finance Charges are still under stated by $XXXX. Lender Concessions reflect the Lock Extension fee as $XXX, however, the Latest dated CD reflects total Lock Extension Fee of $XXX. Are we possibly missing a PC CD.Federal TILA This loan failed the TILA foreclosure rescission finance charge test. (12 CFR 1026.23(h), transferred from 12 CFR 226.23(h)) The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate for purposes of rescission because it is understated by more than $XXX. Total understated amount -$XXX.
COMMENTS: 09/30/2020 Received Lender's Final Concessions with Attestation reflecting they are final.  Entered into CE and received a Pass result for TILA Finance Charge testing.

Updated 09/30_2:  Please upload a new Lender Concessions with a Signed Lender's Attestation as to it being the Final Lender Concessions and Lender Credits for Concessions were provided at funding.

								//UPDATE: 09/30/2020 Received Lender's Consessions, applied accordingly, however, TILA Finance Charges are still under stated by $XXX. Lender Consessions reflect the Lock Extension fee as $XXX, however, the Latest dated CD reflects total Lock Extension Fee of $XXX. Are we possibly missing a PC CD.			9/26/2020	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
5/12/2021	XXX	XXX	902399525	XXX	1) The file is missing the Wire Instructions for XXX Purchase from Lender.
COMMENTS: 12/22/2020 Received Lender's Wire Instructions

2) Missing the following required Federal and/or State Disclosures:  Electronic Consent/eSign Form completed prior to earliest esign event for both borrowers and Privacy Policy.
COMMENTS: 12/23/2020 Received XXX Compliance Report reflecting both borrower's eConsents on XXX

3) Law suit/Lis Pendens or Judgment showing on title must be paid off prior to or at closing - judgment from XXX in the amount of $XXX was not paid or reflected as cleared on title.  //UPDATE 12/30/20 Received short form, however it does not reflect or mention the removal of this judgment
COMMENTS: //UPDATE 12/30/20 Received short form, however it does not reflect or mention the removal of this judgment

4) Missing subordination agreement for HELOC with XXX XXX for the subject property
COMMENTS: 02/22/2021 Received subordiantion for $XXX mortgage

5) Missing documentation to evidence the XXX mortgage rating for the mortgage with XXX. The credit supplement reflects next payment due is XXX  //UPDATE 12/29/20 We must ensure there has not been a 30 day late, loan closed XXX
COMMENTS: ////update 1/12/2021  sufficient documentation received  //UPDATE XXX We must ensure there has not been a 30 day late, loan closed XXX

6) Missing title supplement removing item #10 XXX judgment against XXX  //UPDATE 12/30/20 Received short form that does not reflect or mention the removing of item 10
COMMENTS: //UPDATE 12/30/20 Received short form that does not reflect or mention the removing of item 10

7) Missing replacement cost estimator for the subject property to determine replacement costs of the subject.
COMMENTS: 12/30/20 Received RCE

8) Loan aged >15 days of first payment date.  Please provide payment history.
COMMENTS: 02/25/2021 - Received current payment history

9) Loans purchased more than 90 calendar days after closing (Mortgage Note date to purchase date) require an Appraisal Update (XXX Form 1004D/XXX Form 442) or a new appraisal (XXX Form 1004/XXX Form 70) supporting the original appraised value.
							COMMENTS: 03/08/2021 - Received recert of value				10/21/2020	Primary Residence	VA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	292990352	XXX	1) Missing the following required Federal and/or State Disclosures: Initial Escrow Account Waiver Disclosure.
COMMENTS: 10/16/2020 Received Agreement for Waiver of Loan Escrows

2) This loan failed TRID zero fee tolerance.  Missing proof of receipt for revised Closing Disclosure (CD) in file Issued XXX renders the Change of Circumstance as invalid and unable to reset tolerances, resulting in the below TRID tolerance violation.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 4This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.
COMMENTS: 10/06/2020 Receieved eReceipt for CD dated XXX  Entered into CE and received a Pass result for all Tolerance Testing.

3) Missing Final AUS documentation to match the terms of the final 1008  loan transmittal summary
COMMENTS: Documentation submitted satisfies condition.	Compensating Factors:

1. XXX credit score; XXX points above program minimum credit score of 680
2. XXX% LTV; XXX% below 80% program maximum
3. Mortgage history is 0x30 for 12 months
4. No public records
5. XXX months reserves; XXX months greater than 6 month program minimum
6. Borrower has been employed for the last XXX years
										7. DTI ratio of XXX%; XXX% less than 43% program maximum	10/1/2020	Primary Residence	TX	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	551592242	XXX	1) Missing proof of taxes and homeowners insurance for property located at XXX
COMMENTS: 03/11/2021 Received payment coupon reflecting impounds

2) Missing updated title. Preliminary title expired. Note date XXX preliminary title dated XXX
COMMENTS: 03/10/2020 - Received updated title report

3) Missing title supplement removing items #18 & #19 from title.
COMMENTS: 03/10/2020 - Received marked up title removing items 18 and 19	Compensating Factors:

1. Excellent mortgage history 0x30 since inception XXX
2. High credit score XXX/XXX for borrower/co-borrower
3. Low DTI of XXX%
4.  XXX years on current job
										5. XXX months in reserves	2/26/2021	Primary Residence	PA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
5/12/2021	XXX	XXX	408013991	XXX	1) Missing verified funds to cover six months PITI reserves. Asset statement provided from XXX account ending XXX ending balance of $XXX is insufficient to cover 6 months PITIA of $XXX
COMMENTS: 01/13/2021 Received updated statements. Sufficient assets have been verified.

2) Missing current mortgage rating within 30 days of closing. XXX, account ending XXX is rated on credit to XXX Bank statement from XXX XXX supports payment made on XXX Missing evidence of the XXX payment.  The 2nd HELOC loan with XXX, account ending XXX is rated on credit to XXX Bank statements with XXX XXX show double payment made XXX and single payment made XXX  Missing evidence no late payments made through XXX
COMMENTS: 01/14/2021 Received evidence of payments

							3) Missing updated credit report. Credit report in file requested on XXX with updated tradelines as of XXX is expired.			Compensating Factors: 1. LTV XXX XXX% < 80.005 program maximum 2. XXX% DTI; XXX% < 43.00% program maximum	12/28/2020	Primary Residence	PA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
5/12/2021	XXX	XXX	938847431	XXX	1) Missing Wire Instructions for XXX Purchase from Lender.
COMMENTS: 10/20/2020 Received Lender's Wire Instructions.

2) Missing legal description for Mortgage
COMMENTS: 10/20/2020 Received Legal Description and matched to Grant Deed

3) This loan failed TRID zero fee tolerance: Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 1The XXX Change of Circumstance provided addressed the appraisal fee increase up to $XXX only, which resulted in the following TRID violation: This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.
COMMENTS: 10/20/2020 Received COC dated XXX  Entered into CE and received a pass result for all Tolerance Testing.

4) The loan contains errors within one or more TRID disclosure. Missing signed Lender's explanation for incomplete Closing Disclosure in file missing pages and/or key data elements, however, not marked as "PRELIMINARY" OR "DRAFT".
COMMENTS: 11/23/2020 Received Lender's Signed explanation that CD came from Escrow and was not provided to borrower.

5) Approval subject to maximum back end debt to income ratio of XXX% for Fully Amortized loan. Recalculated debt to income ratio of XXX% exceeds maximum debt to income ratio of XXX% per program requirements due to the following: Borrower's wage earnings declined from 2018 to 2019 and a 12 month average of wage earnings should have been used to calculate income. However, qualifying income included a 24 month average of borrower's wage earnings despite the decline. The borrower is XXX 1120s and the borrower pays himself W2 wage earnings.  //UPDATE 11/17/2020  the income method used by the lender is not supported by the documentation in the file. Unable to clear condition.  ****11/4/2020 Received a LOE advising why a 24 month average of the W2 income.  The borrower W2 income was declining and cannot be divided over 24 months. The borrower 1120S income has been averaged over 24 months.
COMMENTS: 11/18/2020 Per direction provided by client 2018 and 2019 W-2 income was averaged. Income meets guidelines XXX  the income method used by the lender is not supported by the docuentation in the file. Unable to clear condition.  ****11/4/2020 Received a LOE advising why a 24 month average of the W2 income.  The borrower W2 income was declining and cannot be divided over 24 months. The bororower 1120S income has been averaged over 24 months.

6) Missing evidence borrower's business has paid the following debts for the previous 12 month months: XXX XXX ($XXX/$XXX) and XXX XXX ($XXX/$XXX). There are three months business bank statements in file, 2019 1120s returns do not clearly show the business was paying these obligations, and the year-to-date 2020 P&L does not list these obligations.

7) Missing the borrower's 2018 and 2019 1040 and 1120S tax transcripts
COMMENTS: 12/02/20 Received 2018/2019 transcripts that include the 1120S	COMPENSATING FACTORS:

1. Borrower FICO score is XXX The minimum required FICO score is 680.

2. The borrower has XXX months of reserves. The minimum number of months of reserves required is 6 months.

										3. The borrower's mortgage payment history is 0x30 for the last 24 months.	10/14/2020	Primary Residence	AZ	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	323794529	XXX	1) Missing a copy of the tax cert for the subject property. Loan is subject to debts and DTI re-calculations
COMMENTS: 01/22/2021 Received tax sheet

2) Missing 2018/2019 W2 transcript for each of the borrowers
COMMENTS: Received 2018/2019 W2 transcript

3) Missing 2018/2019 personal tax returns with all pages and schedule for the co-borrower

							4) Missing a copy of the 2018/2019 W2 Statement for each of the borrowers			Compensating Factors: 1. DTI below program maximum 2. LTV below maximum 3. Credit Score exceeds program minimum requirement 4. Reserves exceeds program requirement	1/18/2021	Primary Residence	PA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
5/12/2021	XXX	XXX	354043440	XXX	1) The file is missing the Wire Instructions for XXX Purchase from Lender.
COMMENTS: 12/06/2020 Received Lender's Wire Instructions

2) Ineligible property: The file contains a letter  dated XXX that reflects litigation against the subject property Homeowners association. and management company.
COMMENTS: Rec'd LOE; meets XXX

3) Missing flood cert. with correct subject address.  Address should read XXX
COMMENTS: 1211/2020 Sufficient documentation received

4) Missing completed copy of 2019 1040 tax returns.  The first two pages were provided but rest of the pages are missing.
COMMENTS: 12/11/2020 Sufficient documentation provided

5) Missing acceptable condo project warranty that meets XXX Jumbo Guidelines per Section 3.01
COMMENTS: 12/18/2020 Sufficient documentation received.  12/17/2020  The condo questionarre and association documentation does not meet XXX condo project warranty requirements.

6) Added 12/21/20:  Missing acceptable condo project warranty that meets XXX Jumbo Guidelines per Section 3.01

7) Received limited condo review.  Missing acceptable condo project warranty that meets XXX Jumbo Guidelines per Section 3.01.
COMMENTS: 1/5/2021 Received sufficient documentation to clear the condition

8) The loan is aged >90 days.  Missing a letter of explanation for the delay and acceptable payment history
COMMENTS: 01/06/2021 Received letter of explanation and payment history	1) The loan contains errors within one or more TRID disclosure. On the Closing Disclosure (CD) in file Issued XXX the "E-Doc Fee" and the "Tax Service" Fee both reflect the payee as the Lender, "Directors Mortgage, Inc.", resulting in the below Secondary Market Exception. Need third party invoices for both fees payable to the Lender to be considered as pass through fees.Secondary Market Exceptions and Loan ConditionsThis loan failed the TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" validation test.This loan contains a fee or fees where "compensation to" is set to the lender or broker but this fee or fees should not be retained by the lender or broker."Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" should contain an itemization of each amount, and a subtotal of all such amounts, the consumer will pay for settlement services for which the consumer cannot shop in accordance with Regulation Z and that are provided by persons other than the creditor or mortgage broker.
COMMENTS: 12/09/2020 Received PC CD dated XXX reflecting accurate 3rd Party payees.	1) Property values in the subject area are declining per appraisal.
COMMENTS: 12/09/20 - XXX comments declining market values is driven by the rating agencies however it is not a Jumbo guideline requirement

2) FEMA disaster area declared: Missing an interior and exterior inspection of the Mortgage Property as required by guidelines.
									COMMENTS: 11/13/20 Property is not located in an individual assistance area on the FEMA map		11/7/2020	Primary Residence	OR	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG3	EG2
5/12/2021	XXX	XXX	110809091	XXX	1) Missing Electronic Consent/ eSign Form completed prior to earliest esign event. Both Certificate of Completion documents in file reflect borrower's eConsent on XXX however, earliest eSign event in file is XXX Need Electronic Consent/ eSign Form completed on or prior to earliest esign event.
COMMENTS: 02/01/2021 Received DocuSign Cert of Completion reflectins borrower's eConsent on XXX

2) Missing documentation to evidence that the October mortgage payment with XXX account ending in XXX was paid.  XXX account ending XXX reflects payments to Sept XXX only.
COMMENTS: 02/17/2021 Received XXX statement reflecting October payment

3) Missing monthly obligations for property taxes, insurance and HOA (if applicable) for the borrower primary residence located at XX. Loan is subject to debts and DTI re-calculations
COMMENTS: received taxes, insurance and evidence of no HOA

4) Loan is aged >15 days from XXX first payment date.  Please provide current subject payment history.
COMMENTS: 02/23/2021 Received payment history

5) Loan aged >15 days of first payment date.  Missing current payment history.
COMMENTS: 02/24/2021 Received payment history	1) The loan contains errors within one or more TRID disclosure. Estimated Escrow in section "Projected Payments" on page 1 of Closing Disclosure dated XXX does not match the Payment to Escrow Account of the Initial Escrow Account Disclosure Statement. Documentation in file supports the amount on the Initial Escrow Account Disclosure Statement. Need Post Consummation Closing Disclosure with explanation letter to borrower and proof of method of delivery to borrower reflecting accurate Estimated Escrow amount in "Projected Payments".
COMMENTS: 02/01/2021 Received a new IEADS signed by borrower XXX with Escrow payment matching amount in Projected Payments on CD.	1) Loans purchase more than 90 calendar days after closing (Mortgage Noe date to purchase date) require an appraisal update (XXX Form 1004D/XXXForm 442) or new appraisal (XXX Form 1004/XXX Form 70) supporting the original appraised value.
									COMMENTS: 03/10/2021 exception approved by XXX Saved to 3rd party	Compensating Factors: 1. DTI below program maximum 2. LTV below program maximum 3. Qualifying FICO Score above program minimum	1/13/2021	Secondary Residence	DE	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG3	EG2	EG1	EG1
5/12/2021	XXX	XXX	938301575	XXX	1) Missing Grant Deed to buyers in order to confirm Vesting on Mortgage in file.
COMMENTS: 11/20/2020 Received Indenture Deed and confirmed Vesting and Legal.

//UPDATE:  11/18/2020 Received a Deed, however, it is a Deed to XXX. which is the Seller.  NEED Grant Deed from Seller to Buyer/Borrower in this transaction.

2) Missing HOI and property taxes for the XXX.property or current mortgage statement showing the HOI and taxes are impounded.
							COMMENTS: 11/19/20 Received mortgage statement reflecting mortgage is impounded with taxes and insurance			Compensating factors: 1) Fico score of XXX 2) XXX months reserve which exceed the 12 months required by XXX months; 3) DTI of XXX% which is XXX points less that the 43% maximum.	11/16/2020	Primary Residence	PA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	449276905	XXX	1) Missing additional asset documentation to support minimum reserve requirement of $XXX. Verified reserves from XXX account ending XXX total $XXX and are not sufficient to meet the reserve requirement.//UPDATED // 04/10/2021 - Received 1 month statement for the primary borrower 401K plan. Missing 1 additional month of the 401K statement. The provided statement is dated from XXX to XXX
							COMMENTS: 04/13/2021 - Recevied October stmt // - // 4/10/2021 - Received 1 month statement for the primary borrower 401K plan. Missing 1 additional month of the 401K statement. The provided statement is dated from XXX to XXX			Compensating Factors: 1. Excellent mortgage history 0x30 since inception XXX 2. High credit score XXX/XXX for borrower/co-borrower 3. Low DTI XXX%	3/5/2021	Primary Residence	PA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
5/12/2021	XXX	XXX	604747648	XXX	1) Missing Verification of Rent for past 24 months for borrower's current residence at XXX.
COMMENTS: 10/21/2020 Cancelled checks reflecting borrower rented back current residence provided

2) Missing explanation letter to borrower for Post Consummation Closing Disclosure dated XXX
COMMENTS: 10/13/2020 Received Borrower Letter.	Compensating Factors:

1. XXX credit score; XXX points above program minimum credit score of 680
2. No public records
3. XXX months reserves; XXX months greater than 6 month program minimum
4. Borrower has been XXX for the last XXX years
										5. DTI ratio of XXX%; XXX% less than 43% program maximum	10/2/2020	Primary Residence	CA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	700447387	XXX	1) The file is missing the Wire Instructions for XXX Purchase from Lender.
COMMENTS: 11/04/2020 Received Lender's Wire Instructions.

2) Missing documentation to evidence sufficient hazard insurance exists on the subject property.  The hazard documentation in the file is an insurance binder and not acceptable per the program guidelines
COMMENTS: 11/17/20 Received policy sufficient coverage with replacement cost.  Policy in effect XXX same day as disbursement

3) Missing the Final AUS to match the loan terms reflected on the 1008.0 The DTI reflected on the 1008 is XXX% and the DTI reflected on the AUS in the file is XXX%. Per program guidelines the terms must match
COMMENTS: 11/09/20 Received 1008 and AUS with matching loan terms and DTI.	COMPENSATING FACTORS:

1. Borrower FICO score is XXX The minimum required FICO score is 740.

2. The debt-to-income ratio is XXX%. The maximum alloed debt-to-income ratio is 38%.

										3. The borrowre has XXX months of reserves. The minimum number of months required is 12 months.	10/21/2020	Primary Residence	CO	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	861432426	XXX	1) Missing Grant/Warranty Deed to Confirm Vesting on Deed of Trust.
COMMENTS: 12/03/2020 Received Grant Deed and confirmed Vesting and Legal Description.

2) Missing signed letter of explanation and source of the following large deposits into borrower's XXX account ending in XXX $XXX on XXX $XXX on XXX and $XXX on XXX Also for the $XXX deposit on XXX to the borrower's XXX XXX account.   Deposits must come from borrower's streams of income. Debt to income ratio subject to recalculation.
COMMENTS: 12/11/2020  Sufficient documenation provided

3) Missing signed copies of the 2018 and 2019 personal tax returns dated prior to date of consummation as required by guidelines.  //UPDATE 12/03/20 Received tax returns signed after the Note date
COMMENTS: 12/08/20 Consumation date is XXX same date the tax returns were signed.  Discussed on daily call.

4) Missing copy of cancelled check to support 2019 taxes owed of $XXX have been paid.  Carbon copy of check provided is not sufficient to support taxes were paid.
							COMMENTS: 12/14/20 Received evidence 2019 taxes paid. Copy of canceled check provided				12/1/2020	Primary Residence	NV	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	381736305	XXX	1) The mortgage is missing the legal description attached as Exhibit A. The Mortgage in file reflects "See legal description attached hereto and made a part hereof" on page 2, however, Legal Description is not attached. Need full copy of Mortgage inclusive of Legal Description attached.
COMMENTS: 02/11/2021 Received full copy of Recorded Mortgage inclusive of Legal Description.

2) Missing proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 02/05/2021 Received Screen Shot reflecting Appraisal provided to borrower XXX

3) This loan failed TRID timing of disclosures.  Missing Loan Estimate dated XXX as reflected on Disclosure Tracking Details in file.  Loan Estimate in file is dated XXX  Unable to complete regulatory compliance check and TRID Monitoring.
COMMENTS: 02/11/2021 Received Disclosure Tracking and copy of LE with issue date of XXX reflecting actual date per time stamp at bottom of LE is XXX

//UPDATE:  02/05/2021 Received LE already in file dated XXX  WHAT IS NEEDED is the LE DATED XXX as reflected on the Disclosure Tracking Details in file.

4) Missing credit report. Subject to debts and DTI re-calculations

5) Missing Verification of Mortgage (VOM) for the last 24  months 0x30 with XXX Home Lending account ending in XXX

6) Missing monthly obligations for property taxes, insurance and HOA for rental property located at XXX. Subject to debts and DTI re-calculations
COMMENTS: 02/16/2021 The borrower is not personally obligation to these properties as they are owned by the business. 02/11/2021: Received XXXX Appraiser for XXX. Missing evidence that the obligations was paid out of the company or business funds. Per section 7.19 of program guide

7) Missing documentation to evidence that the property located at XXX and XXX is free and clear from all liens. If the 2 property liens are paid by the business. Provide 12 months payment history. Subject to debts and DTI re-calculations.
COMMENTS: 02/16/2021 The borrower is not personally obligation to these properties as they are owned by the business. 02/11/2021: Received documentation to evidence that the property is in the borrower business name. Misssing evidence to show the business has paid the debt for the previous 12 months. Per section 7.19 program guide

8) Missing evidence of transfer and receipt of Earnest Money Deposit from the closing agent for the amount of $XXX
COMMENTS: Received supporting docs

9) Missing verification of XXX within 10 calendar days prior to the Note Date
COMMENTS: Received VVOE

10) Missing signed 4506 for XXX
COMMENTS: Received supporting docs

11) Missing Note/HELOC Agreement with XXX account XXX for $XXX secured against the borrower's departing residence.
COMMENTS: Received supporting docs

12) Missing E&O insurance for the appraiser.  //UPDATE 03/02/2021 Appraiser is refusing to provide E&O insurance.  Escalating for review
COMMENTS: 03/02/2022 XXX does not require evidence of E&O insurance

13) Missing Verification of Mortgage (VOM) for the last 24  months 0x30 with XXX account ending in XXXX
COMMENTS: Received supporting docs

14) Loan is aged >15 days from first payment date of XXXX  Missing current subject payment history.
COMMENTS: 03/01/2021 Received payment history	1) Loans purchased more than 90 calendar days after closing (Mortgage Note date to purchase date) require an Appraisal Update (XXXForm 1004D/XXX Form 442) or a new appraisal (XXX Form 1004/XXX Form 70) supporting the original appraised value. If an Appraisal Update indicates that the value has declined, a new appraisal (XXX Form 1004/XXX Form 70) must be obtained and must support the original appraised value. The Appraisal Update or New Appraisal must be dated within 60 calendar days of the date that an Approved Buyer purchases the loan. //UPDATE 04/13/2021 Exception request sent to XXX
									COMMENTS: 04/14/2021 - Received exception approval from XXX Exception approval uploaded to 3rd party // - // //UPDATE 04/13/2021 Exception request sent to XXX	Compensating Factors: 1. Reserves exceeds program minimum requirement 2. DTI below program maximum 3 Credit Score exceeds program minimum requirement	2/2/2021	Primary Residence	AL	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	179137613	XXX	1) Missing Lender's Wire Instructions for XXX Purchase from Lender. (the ones in file are for settlement agent)
COMMENTS: 12/16/2020 Received Lender's Wire Instructions.

//UPDATE:  12/11/2020 Received Title Company's Wire Instructions, WHAT IS NEEDED is Lender's Wire Instructions (XXX)

2) Missing evidence XXX Heloc was closed
COMMENTS: 12/14/20 Received HELOC closure letter from title

3) Missing employer's phone number used to complete the VVOE; the internet search in the file does not reflect a phone number.
COMMENTS: 12/16/2020 Sufficient documentaton received	Compensating factors:

1.. XXX credit score:  XXX points above program minimum
2.  XXX% LTV:  XXX% below 80% program maximum
3.  XXX months reserves:  XXX months greater than 6 month program minimum
										4. DTI ratio of XXX: XXX% less than 43% program maximum	12/9/2020	Primary Residence	WA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	506636792	XXX	1) Missing Lender's Wire Instructions for XXX Purchase from Lender. COMMENTS: 12/23/2020 Received Lender's Wire Instructions.	Compensating Factors:

1. XXX credit score; XXX points above program minimum credit score of 740
2. XXX% LTV; XXX% below 70% program maximum
3. Mortgage history is 0x30 for 12 months
4. No public records
5. XXX months reserves; XXX months greater than 18 month program minimum
6. Co-borrower has been employed for the last XXX years
										7. DTI ratio of XXX%; XXX% less than 43% program maximum	12/17/2020	Secondary Residence	WA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG1	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	187720823	XXX	1) Missing legal description. The Mortgage in file reflects "See Attached Schedule A" on page 2, however, Schedule A is not attached. Need full copy of Mortgage inclusive of Legal Description attached.
COMMENTS: 03/09/2021 Received full copy of Recorded Mortgage inclusive of Legal Desription

2) Missing proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 03/02/2021 Received Electrronic Delivery reflecting Appraisal emailed to borrower XXX

3) Missing additional 2 months consecutive asset statement verifying additional asset at a minimum of $XXX needed for minimum reserves requirement. Reserves are calculated on the subject property PITIA and other financed property PITIA as applicable. Subject to recalculation of assets. The 1003 reflects a XXX account XXX but not provided in the file.
COMMENTS: 03/03/2021 - Received 2 consecutive months of XXX asset statements to support sufficient reserves requirement

4) Missing verification of XXX for a minimum of 2 years using Business License, CPA Letter or Regulatory Agency for XXX.  //UPDATE 03/04/2021 Received LOE, missing evidence of self employment via business license or regulatory agencey for XXX
COMMENTS: 03/08/2021 Client will accept the LOE to clear this condition

5) Missing notarized Name, Signature Affidavits for both borrowers.
							COMMENTS: 03/05/2021 Received Name, Signature Affidavits for both borrowers.			Compensating Factors: FICO is XXX Ltv is XXX% DTI is XXX	2/20/2021	Primary Residence	NJ	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	760692304	XXX	1) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 11/13/2020 Received Lender's Wire Instructions.

2) Missing XXX XXX Report or Lender's equivalent Compliance Testing results ran prior to Closing.
COMMENTS: 11/16/2020 Received Regs Data Report.

3) Missing the following required Federal and/or State Disclosures:  Lender's Privacy Policy.
COMMENTS: 11/17/2020 Received Lender's Privacy Policy

4) 1003 Loan Applications in file are missing the Loan Originator's Signature.  Need Initial 1003 Loan Application signed and dated by Loan Originator.
COMMENTS: 11/19/2020 Received Initial 1003 Loan Application dated XXX and signed by the Loan Originator.

5) Signatures on the Borrower Signature/Name Affidavit do not match the Signatures on the Legal Documents in file.  Need Signature/Name Affidavit signed by Borrower as Signature appears on Legal Documents.
COMMENTS: 11/24/2020 Received new Signature/Name Affidavit reflecting borrower's signature as signed on Legal Documents in file.

//UPDATE:  11/16/2020 Received same Signature/Name Affidavit already in file.  Borrower's Signature does NOT match the Signature on the Legal Documents.  Need Signature Affidavit with borrower's signature matching signature on the Legal Documents.

6) This loan failed TRID zero fee tolerance.  The Lender Credit was reduced to $XXX on the XXX Loan Estimate with no valid Change of Circumstance, which resulted in the following TRID violation: Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 2This loan failed the lender credits that cannot decrease test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX).
COMMENTS: 11/17/2020 Received Lender's explanation for Lender Credit being removed during Program Change.  Entered into CE as a "B" code COC and received a Pass result for this test.

7) Missing the Final AUS and the Final 1008 matching the final loan terms. The Note and Deed of Trust reflect a loan amount of $XXX whereas the 1008 and AUS documentation in the file do not reflect a matching loan amount.
COMMENTS: 11/16/20 Received correct 1008 and AUS

8) Missing documentation to evidence the XXX mortgage rating for the borrowers' mortgage with XXX XXX

9) Missing documentation to evidence the monthly  property tax, hazard  insurance and HOA obligation to calculate PITIA on the following property: XXX. Subject to recalculation of debt to income and reserves upon receipt.
COMMENTS: 11/18/20 Record property records the borrower is not responsible. Non-borrowering spouse is only responsible.	1) The Deed of Trust is missing the "Other(s) [specify]" box marked and description of "Rider to the Deed of Trust Renewal and Extension Exhibit" on page 2 for attached rider. Need full copy of Deed of Trust reflecting box marked with description. If Deed of Trust has been recorded, need Signed letter of Intent to re-record.
COMMENTS: 11/24/2020 Received corrected Deed of Trust with box marked and Lender's Signed Intent to Re-Record Letter.	Compensating Factors:

1. XXX credit score; XXX points above program minimum credit score of 680
2. XXX% LTV; XXX% below 80% program maximum
3. No public records
4. XXX months reserves; XXX months greater than 6 month program minimum
5. Borrower has been XXX for the last XXX years
										6. DTI ratio of XXX%; XXX% less than 43% program maximum	11/10/2020	Primary Residence	TX	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
5/12/2021	XXX	XXX	985732309	XXX	1) Missing verification of XXX for a minimum of 2 years using Business License, CPA Letter or Regulatory Agency for the co-borrowers schedule "C" business.
COMMENTS: 03/27/2021 - Received supporting docs // - // 03/22/2021 - Received email correspondence. Missing documentation to evidence the business closed end date of XXX

2) Missing current signed YTD P&L Statement and Balance sheet for the co-borrower's schedule "C" XXXX.
COMMENTS: 03/27/2021 - Received supporting documentation that business close on XXX

3) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
							COMMENTS: 03/03/2021 Received payment history			Compensating Factors: 1. Excellent mortgage history 0x30 since inception XXX 2. High credit score XXX/XXX for borrower/co-borrower 3. Low DTI of XXX% is XXX < 43.00% maximum	2/4/2021	Primary Residence	PA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
5/12/2021	XXX	XXX	618047312	XXX	1) This loan failed TRID zero fee tolerance. Appraisal Fee increased on Loan estimate dated XXX without a Valid Change of Circumstance resulting in the below TRID tolerance violation. Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 1This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX
COMMENTS: 11/03/2020 Received Valid COC dated XXX  Entered into CE and received a Pass result for all tolerance testing.

2) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 11/05/2020 Received Lender's Wire Instructions.	Compensating Factors:

1. XXX credit score; XXX points above program minimum credit score of 680
2. XXX% LTV; XXX% below 80% program maximum
3. Mortgage history is 0x30 for 12 months
4. No public records
5. XXX months reserves; XXX months greater than 6 month program minimum
6. Borrower has been employed for the last XXX years
										7. DTI ratio of XXX%; XXX% less than 43% program maximum	10/30/2020	Primary Residence	CO	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG1	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	600661327	XXX	1) Missing Grant Deed changing Vesting from Trust to Individuals as reflected on Mortgage in file.
COMMENTS: 02/19/2021 Received copy of Recorded Deed transfering title to borrowers as Individuals.

//UPDATE:  02/18/2021 Received a Tax Record attached to this condition.  What is needed is Grant Deed or Final Title Policy reflecting Vesting as disclosed on Mortgage in fiile.

2) Missing evidence that September, October and November mortgage payment were made for XXX account ending in XXX and evidence of the XXX through XXX mortgage payments with XXX account ending XXX  //UPDATE 02/19/2021 Received evidence of XXX XXX and XXX for XXX XXX Received evidence of XXX and XXX payments for XXX XXX missing evidence of XXX payment.
COMMENTS: 03/03/2021 Received evidence next due for XXX XXX XXX

3) Missing a copy of the tax cert for the subject property. Loan is subject to debts and DTI re-calculations
COMMENTS: 02/17/2021 Received tax certificate.  Used XXX calculations as they are more.

4) Missing documentation to evidence that the amount owed to the IRS of XXX on the 2019 personal tax returns has been paid
COMMENTS: 02/19/2021 Received copy of canceled checks

5) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
							COMMENTS: 03/04/2021 Received payment history			Compensating Factors: 1. LTV below program maximum 2. DTI below program maximum 3. Credit Score exceeds program maximum 4. Verified liquid reserves exceeds program minimum requirement	2/3/2021	Primary Residence	DE	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	356787259	XXX	1) Missing verbal verification of employment dated within 10 business days of the Note date. COMMENTS: 11/02/20 Received VVOE information currect as of XXX Note is dated XXX	Compensating Factors:
1) Jumbo at XXX% LTV; Rate and term refinance of primary residence;
2) Fico score of XXX; required is 680
3) XXX months reserve which exceed the 6 months required by XXX months;
										4) DTI of XXX%, XXX% maximum.	10/28/2020	Primary Residence	TN	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
5/12/2021	XXX	XXX	752128336	XXX	1) Missing evidence of permanent residence card for co-borrower
COMMENTS: 02/26/2021 - Received a copy of the permanent resident card

2) Missing monthly obligations for property taxes, insurance and HOA (if applicable) on investment property located at XXX
COMMENTS: 02/26/2021 - Received property profile and insurance

3) Missing documentation to evidence that the amount owed to the IRS reflected on the 2018/2019 tax returns had been paid  //UPDATE 03/01/2021 Received evidence 2019 paid, however missing evidence 2018 paid
COMMENTS: 03/09/2021 Received evidence the 2018 taxes were paid

4) Missing documentation to evidence that the property located at XXX is owned free and clear
COMMENTS: 02/26/2021 - Received property profile

5) Missing mortgage rating for XXX XXX for the following months; XXX and XXX
COMMENTS: 02/26/2021 - Received supporting docs

6) Missing updated 1008 with the correct loan amount, appraised value and LTV/CLTV.
COMMENTS: 03/01/2021 Received 1008 with correct loan amount, appraised value and LTV/CLTV

7) Missing copy of tax bill for the subject property.
COMMENTS: 02/26/2021 - Received a copy of the tax bill

8) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
COMMENTS: 03/03/2021 Received payment history

9) Missing DU approval with correct appraised value and property type
COMMENTS: 03/18/2021 Received approval with correct appraised value and property type

10) Hazard insurance expired XXX.  Missing updated policy
COMMENTS: 03/18/2021 Received updated hazard policy.

11) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.  //UPDATE 03/17/2021 Received evidence of XXX payment, missing evidence of XXX payment
COMMENTS: 03/19/2021 Received payment history reflecting XXX payment	Compensating Factors:

1. XXX% LTV below program maximum of 80%
2. XXX% DTI below maximum of 43%
3. XXX Credit Score exceeds program minimum requirement of 700
										3. Verified liquid reserves exceeds program minimum requirement	2/3/2021	Primary Residence	PA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
5/12/2021	XXX	XXX	581013727	XXX	1) The Purchase Money Mortgage is missing the legal description attached as Exhibit A. The Purchase Money Mortgage in file reflects "See attached Schedule A" on page 2, however, Schedule A is not attached. Need full copy of Purchase Money Mortgage inclusive of Legal Description and Rider.
COMMENTS: 03/12/2021 - Received complete mortgage with legal description // - //UPDATE:  03/04/2021 Received only a 1 page legal description.  As condition reflects, NEED FULL COPY of Mortgage inclusive of Legal Description and Rider.

2) Missing current mortgage rating within 30 days of closing. XXX, account ending XXX missing rating for XXX and XXX Will clear upon receipt of the Payoff Demand(s) and the Note.  //UPDATE 03/11/2021 Received EMD attached to this condition, missing mortgage rating  //UPDATE 03/29/2021 Received CD reflecting XXX paid off, CD dated XXX - missing evidence of the XXX payment to ensure mortgage was not 30 days
COMMENTS: 04/03/2021 - Received credit report that reflected mortgage payment for the month of October have been made. // - //UPDATE 03/29/2021 Received CD reflecting XXX paid off, CD dated XXX - missing evidence of the XXX payment to ensure mortgage was not 30 days

3) Missing source of Earnest Money Deposit in the amount of $XXX and evidence of transfer to the closing agent.
COMMENTS: 03/11/2021 Received copies of checks and they are reflected on the purchase contract

4) FEMA disaster area declared: Missing an interior and exterior inspection of the Mortgage Property as required by guidelines.
COMMENTS: 03/12/2021 - Received supporting docs

5) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
COMMENTS: 03/12/2021 - Received supporting docs

6) Loans purchased more than 90 calendar days after closing (Mortgage Note date to purchase date) require an Appraisal Update Form 1004D/XXX Form 442) or a new appraisal (XXX Form 1004/XXX Form 70) supporting the original appraised value.
							COMMENTS: 03/16/2021 Received completion report recertifying value			Compensating Factors: 1. XXX credit score; XXX points above program minimum credit score of 680 2. No public records 3. DTI ratio of XXX%; XXX% less than 43% program maximum	12/18/2020	Primary Residence	NJ	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG3	EG1
5/12/2021	XXX	XXX	573734726	XXX	1) The loan contains errors within one or more TRID disclosure. Missing Seller's Closing Disclosure/Final Settlement Statement to confirm all Seller Paid Fees are reflected on the Borrower's Closing Disclosure in file.
COMMENTS: 11/11/2020 Received Seller's Closing Disclosure,

2) Missing proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation.  ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 11/11/2020 Received Electronic Delivery proof Appraisal Delivery to borrower.

3) Missing the 1-4 Family Rider as reflected on the Deed of Trust for the subject property.
COMMENTS: 11/16/20 Received new DOT - 1-4 family not required

4) Missing source of Earnest Money Deposit in the amount of $XXX and evidence of transfer to the closing agent.  //UPDATE 11/12/20 Received evidence of transfer however missing 2 months consecutive bank statements for XXX XXX to source EMD
COMMENTS: 11/30/20 We have XXX and XXX statements in file.  Provided bank statement dated XXX showing the EMD withdrawal

5) Missing documentation showing the borrower access to funds in the XXX 401K account.
COMMENTS: 11/16/20 Received documentation regarding accessing the 401K

6) Missing signed 2019 and 2018 1120 and 1040 returns by the borrowers.
COMMENTS: 11/16/20 Received the signed 2018/2019 1040 and 1120

7) Missing documentation to evidence the borrower has sufficient hazard insurance for the subject property. The coverage amount indicated on the hazard policy in the file does not cover the loan amount nor does it cover the replacement cost reflected on the appraisal.
COMMENTS: 11/17/20 Received a replacement cost estimator

8) Missing documentation to evidence the monthly property taxes and hazard insurance for the property located at XXX. Subject to review of the DTI upon receipt.
							COMMENTS: 11/13/20 Received hazard and tax sheet				11/9/2020	Primary Residence	CA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	338700958	XXX	1) Appraisal was completed "subject to" completion. 1004D is missing from the file. Notice of completion in the file not sufficient
COMMENTS: 01/13/2021 Received 1004D reflecting work has been completed

2) The Legal Description in the Mortgage does not match the legal description in the preliminary title report provided in the file, which is showing the property address is known as XXX.  Missing the preliminary Title report for the Subject property located at XXX
COMMENTS: //UPDATE:  01/14/2021 Received Final Title Policy reflecting Legal Description mathcing the Mortgage.

//UPDATE:  01/14/2021 Received only the 1 Page Legal Description.  As Condition reflects, NEED Complete Preliminary Title Report for Subject Property.  File No. on Legal Description received does not match File No. on Prelim in file.

3) Missing source of Earnest Money Deposits in the amounts of $XXX  and  $XXX and evidence of transfer to the closing agent.
COMMENTS: 01/14/2021 Checks were payable the builder.  Discussed with XXX this is ok

4) Missing documentation to evidence a complete preliminary title was provided reflecting the correct loan amount and proposed insured.
							COMMENTS: 01/14/2021 Received title with the correct loan amount				1/8/2021	Primary Residence	CA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG3	EG1
5/12/2021	XXX	XXX	275333920	XXX	1) Missing Verbal VOE prior to close for borrower. VOE expired XXX
COMMENTS: 03/22/2021 - Received supporting docs

2) Missing Verbal VOE prior to close for co-borrower. VOE expired XXX
							COMMENTS: 03/22/2021 - Received supporting docs			Compensating Factors: 1. Excellent mortgage history 0x30 since inception XXX 2. High credit score XXX/XXX for borrower/co-borrower 3. Low DTI of XXX%	3/18/2021	Primary Residence	PA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
5/12/2021	XXX	XXX	252078922	XXX	1) Missing Verification of Rent from XXX - XXX to support 24 months housing history for a FTHB.
COMMENTS: 03/08/2021 - Received VOR to support XXX through XXX

2) Missing joint account access letter for XXX account ending in XXX and XXX  //UDPATE 02/24/2021 Received bank statements already in the file, missing LOE indicating 100% access to this account
COMMENTS: 04/28/2021 - Received signed account access letter // - // 03/08/2021 - Received email correspondence. missing LOE indicating 100% access to this account // - //UDPATE 02/24/2021 Received bank statements already in the file, missing LOE indicating 100% access to this account

3) Missing source of Earnest Money Deposit in the amount of $XXX and evidence of transfer to the closing agent.
COMMENTS: 02/25/2021 - Received copy of check and source of funds

4) Missing verification of XXX within 10 calendar days prior to the Note Date
COMMENTS: 02/25/2021 - Received business search results

5) Missing verification of XXX for a minimum of 2 years using Business License, CPA Letter or Regulatory Agency.
COMMENTS: 03/08/2021 - Received email correspondence from borrower regarding no business license or CPA letter to provide

6) Missing signed 2020 YTD P&L Statement and Balance Sheet with XXX
COMMENTS: 03/08/2021 - Received email correspondence from borrower regarding balance sheet // - // 02/25/2021 - Received signed YTD P&L. Missing signed YTD Balance Sheet

7) Missing 2019 1065 tax returns for XXX
COMMENTS: 03/04/2021 - Received complete 2019 business tax returns with XXX// - 02/25/2021 - Received the signature page for 2019 1065 tax returns for XXX. Missing complete 2019 business tax returns with all pages and schedules for XXX

8) Missing hazard insurance declaration page or copy of policy.
COMMENTS: 02/25/2021- Received insurance dec page

9) Missing gap in employment letter for wage earning employment from XXX - XXX Letter to confirm XXX income will  not decrease with new wage earning position.
COMMENTS: 03/08/2021 - Received employment gap LOE

10) Missing E&O insurance policy for the appraiser.
COMMENTS: 02/25/2021 - Received appraiser E&O

11) Missing LOE regarding the rent payment of $XXX for XXX normal payment is $XXX.
COMMENTS: 03/08/2021 - Received LOE regarding rent payment

12) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
							COMMENTS: 03/10/2021 Received payment history			Compensating Factors: 1. DTI below program maximum 2. Credit Score exceeds program minimum requirement 3. Reserves exceeds program minimum requirement	2/2/2021	Primary Residence	PA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
5/12/2021	XXX	XXX	577516616	XXX	1) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 02/08/2021 Received Lender's Wire Instructions.

2) Missing the following required Federal and/or State Disclosures:  Missing proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 02/08/2021 Received Proof of Electronic Delivery of Appraisal on XXX

3) Missing the following required Federal and/or State Disclosures:  NM Tangible Net Benefit Worksheet.
COMMENTS: 02/08/2021 Received New Mexico Statement of Borrower's Benefits

4) Document not properly executed or dated:  The Notice of Right to Cancel was not completed properly: The borrowers executed the Notice of Right to Cancel documents as individuals only and not as Trustees. Need re-opened rescission period (three business days not including Sunday or Federal holidays from the date of borrower receipt) extended to borrowers as Trustees with proof of delivery.
COMMENTS: 02/18/2021 Received re-opened Right to Cancels signed by both borrowers as Trustees.

5) Loan closed in a trust.  Missing copy of the attorneys opinion letter or a lenders legal attestation (signed by an officer of the company or Legal Counsel) stating the trust meets Secondary Marketing requirements as set forth by XXX or XXX and any applicable state requirements.
COMMENTS: 02/11/2021 Received an attorneys opinion letter

							6) Missing signature pages of the 1040 personal tax returns for year 2018 and 2019. Missing signature pages of the 1120S returns for year 2018 and 2019, P&L and Balance sheet for XXX as required by guidelines, regardless if income is used. Unsigned copies of all documents were provided.			Compensating Factors: 1. Excellent mortgage history 0x30 since inception XXX 2. High credit score XXX/XXXfor borrower/co-borrower 3. Good job history for co-borrower since XXX	2/3/2021	Primary Residence	NM	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	939099529	XXX	1) Missing the following required Federal and/or State Disclosures: The Deed of Trust is missing the legal description attached as Exhibit A. Deed of Trust in file dated XXX reflects "SEE ATTACHED EXHIBIT A" on Page 2, however, Exhibit A is missing. Need full copy of Deed of Trust inclusive of Exhibit A Legal Description and any Riders.
COMMENTS: 02/23/2021 Received full copy of Deed of Trust inclusive of Legal Description and Rider.

2) Missing title supplement to reflect the correct loan amount of $XXX
COMMENTS: 03/01/2021 Received title reflecting correct loan amount

3) Missing verification of XXX for a minimum of 2 years using Business License, CPA Letter or Regulatory Agency forXXX
COMMENTS: 02/24/2021 Received online printout dated XXX

4) Missing YTD signed Profit & Loss Statement and Balance Sheet for XXX(co-borrower) andXXX (borrower). Loan is subject to DTI re-calculations
COMMENTS: 03/08/2021 - Received signed profit and loss with time period date and evidence no balance sheet is available for XXX .// - // 02/25/2021 - Received signed YTD signed P&L and Balance Sheet for XXX And received unsigned balance sheet for XXX. Missing signed YTD P&L and Balance sheet for  XXX. The P&L and Balance must reflect a time period.

5) Missing verification of XXX within 30 calendar days prior to the Note Date for the borrower and co-borrower.
COMMENTS: 03/08/2021 - Received evidence of XXX for the co-borrower  // - // 02/25/2021 - Received business doc for XXX for the primary borrower. Missing verification of XXX for XXX (co-borrower)

6) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
							COMMENTS: 03/10/2021 Received payment history			Compensating Factors: 1. DTI below program maximum 2. LTV below program maximum 3. Verified liquid reserves exceeds program minimum requirement 4. Credit Score exceeds program minimum requirement	2/4/2021	Primary Residence	MD	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	705020698	XXX	1) Missing the following required Federal and/or State Disclosures: Fully Executed Texas T64 Disclosure.
COMMENTS: 02/05/2021 Received fully executed TX T64

2) Missing copy of signed and dated prior to consummation date personal tax returns for 2018/2019, and business tax returns for XXX
3) The re-calculated debt ratio of XXX% exceeds the maximum allowed of 43.00% due to the XXX earnings from both XXX and XXX.  The YTD P&L statements for both reflect declining income totaling $XXX as follows:. The XXX P&L reflected $XXX for 10 months which equate to $XXX (inclusive of compensation to officers) andXXX P&L reflected $XXX for 10 months which equate to $XXX (inclusive of compensation to officers).
COMMENTS: Received supporting documentation to support 2 years stable income

4) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.  First payment date XXX  If missing items cannot be obtained before XXX a payment history showing the XXX payment will be needed
COMMENTS: 03/11/2021 - Received payment history to support that February and March payment had been made

5) Missing 1008 and DU findings #2 to match the final loan terms
COMMENTS: 03/19/2021 - Recevied corret 1008 and AUS

6) Transaction is a two-close construction loan.  Missing final occupancy cert as required by guidelines.   ///   3/2/21: The Occupancy Affidavit provided is not sufficient to clear the request for a Final occupancy certification supporting the property is fully complete and ready for occupant.  Insufficient to Clear.
COMMENTS: 03/11/2021 - Received processor cert regarding final occupancy certification	1) This loan failed TRID zero fee tolerance. Inspection Fee increased on Post Consummation Closing Disclosure and additional amount added to Lender Credits in Section "J" does not reflect the additional "credit for increase in Closing Costs above legal limit" resulting in the below TRID Tolerance Violations. Need Post Consummation Closing Disclosure with proof additional cost to cure credit was provided to borrower, borrower explanation letter and Proof of Method of Delivery to borrower.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 1This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.This loan failed the reimbursement amount test. (12 CFR 1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.//UPDATE: 02/09/2021 Received PC CD dated XXX reflecting accurate Tolerance cure in Section "J", however, MISSING Proof total tolerance cure was provided to borrower with explanation letter and proof of method of delivery of all to borrower.//UPDATE: 02/05/2021 Received a COC dated XXX however, a COC cannot be applied to a PC CD and the Inspection Fee reflects no change at $XXX. Inspection Fee increased to $XXX on PCCD. There is a Lender Credit on the PC CD that appears to include the Tolerance Cure, however, it is not properly disclosed as "credit for Increase in Closing Costs above legal limit",
COMMENTS: 02/24/2021 Received proof PC CD and Refund were delivered to borrower.

//UPDATE:  02/23/2021 Received copy of $XXX refund check to borrower, however, XXX Tracking document provided does not appear to be sent to borrower.  STIL NEED Proof of Method of Delivery of Reimbursement Check.

//UPDATE:  02/12/2021 Received Cure Exemption Reason/Explanation attached to this condition, however, it DOES NOT Prove the Tolerance Cure Credit was provided to borrower(s) after Closing.  NEED copy of reimbursement check or Final Settlement Statement reflecting total Lender Credit provided to borrower(s).

//UPDATE:  02/09/2021 Received PC CD dated XXX reflecting accurate Tolerance cure in Seciton "J", however, MISSING Proof total tolerance cure was provided to borrower with explanation letter and proof of method of delivery of all to borrower.

//UPDATE: 02/05/2021 Received a COC dated XXX however, a COC cannot be applied to a PC CD and the Inspection Fee reflects no change	1) Only the borrower is on the subject loan note. Jumbo UW guidelines require that all borrowers on the construction loan must be on the final financing.
COMMENTS: 03/22/2021 XXX approved exception.  Saved to 3rd party

2) Transaction is a two-close construction loan. The prior construction Note is in the name of XXX andXXXX The Note is in the name of XXX only versus guideline requirement for all borrower(s) from the construction loan must be on the final financing.   ///  3/2/21: The 3 page legal description and Draw form request is not sufficient to support the borrower is the only name on the purchase contract. Original contract still shows XXX vs Note showing XXX only.
COMMENTS: 03/22/2021 XXX approved the exception	Compensating Factors:

1. XXX credit score. XXX points above program minimum credit score of 700
2. XXX of the same business for the past XXX years
										3. The borrower has demonstrated in past 12-24 months ability to pay housing expenses	1/27/2021	Primary Residence	TX	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG3	EG2	EG1	EG1
5/12/2021	XXX	XXX	552623610	XXX	1) Missing Planned Unit Development rider to the Mortgage document.
COMMENTS: 02/17/2021 Received Recorded Mortgage inclusive of PUD Rider.

2) Mortgage is missing the Legal Description.  Mortgage in file reflects "SEE LEGAL DESCRIPTION ATTACHED HERETO AND MADE A PART HERE OF AS EXHIBIT"A" on page 3, however, Exhibit A is not attached.  Need full copy of Mortgage inclusive of Legal Description and Rider.
COMMENTS: 02/17/2021 Received Recorded Mortgage inclusive of Legal Description and Rider.

3) Missing proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 02/17/2021 Received Electronic Delivery Cert reflecting Appraisal emailed to borrower XXX

4) Missing final 1003 and AUS Findings to match final loan terms for loan amount $XXX LTV XXX%
COMMENTS: 02/25/2021 - Received 1003 and AUS with correct loan amount and LTV

5) Missing 2019/2018 K1s for the following businesses (if borrower has 25% interest or more business returns with YTD P&L/Balance Sheets are required) : XXX, XXX, XXX XXX

6) Missing 2018 W2 for XXX
COMMENTS: 03/15/2021 - Received 2018 W2 transcript. // - // unable to clear; 2018 return shows W2 income

7) Missing verification of XXX within 10 business days prior to the Note Date for XXX business XXX

8) Missing source of $XXX deposit XXX $XXX deposit XXX to XXX accounts XXX
COMMENTS: 02/25/2021 - Received XXX statement from September and November to source deposits

9) Missing LOE for recent credit inquiry:  XXX XXX LOE in file is not signed.
COMMENTS: 02/25/2021 - Received signed credit inquiry LOE

10) Missing Mortgagee Clause on Hazard Insurance Policy Dec page in file
COMMENTS: 02/25/2021 - Received HOI policy reflecting correct mortgagee clause

11) Missing evidence the Seller cleared the appraiser, XXX, from the XXX findings.

12) Missing 24 month chain of title.
COMMENTS: 02/24/2021 Received 24 month chain of title

13) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
COMMENTS: 03/03/2021 Received payment history

14) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.  Missing evidence of XXX payment
COMMENTS: 03/17/2021 Received paymen history reflecting XXX payment next due XXX

15) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.  Missing XXX payment
COMMENTS: 03/22/2021 Received payment history reflecting next due XXX	1) Mortgage in file reflects borrower was notarized on XXX however, all other documents reflect borrower signed/consummated on XXX Need corrected Notarial Certificate reflecting accurate date. If borrowers did not sign Mortgage until XXX need re-opened Notice of Right to Cancel with explanation letter to borrower and proof of method of delivery to borrower as loan is a rescindable transaction.
COMMENTS: 02/24/2021 Received re-opened NORTCs Signed by both borrowers and accurately administered.

//UPDATE: 02/17/2021 Received copy of Recorded Mortgage and Lender's explanation that DOT was re-signed on XXX for corrected Loan Amount, however, MISSING re-opened Notice of Right to Cancel.	Compensating Factors:

1.  XXX Credit score:  XXX points above program minimum credit score of 680
2.  XXX% LTV:  XXX% below 80% program maximum
3.  XXX months reserves:  XXX months greater than 6 month program minimum
										4. DTI ratio of XXX%: XXX% less than 43% program maximum	2/4/2021	Primary Residence	FL	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
5/12/2021	XXX	XXX	619755666	XXX	1) Missing the following required Federal and/or State Disclosures: TX Mortgage Banker Disclosure and TX Advanced Fee/Application Disclosure.
COMMENTS: 02/10/2021 Received knowledge Lender is regulatred by OCC and exempt from TX State Disclosure requirements in condition.

2) Missing XXX XXX Report or Lender's equivalent Compliance Testing results ran prior to Closing.
COMMENTS: 02/10/2021 Received XXX Report

3) The loan contains errors within one or more TRID disclosure.  Missing signed Lender's explanation for incomplete Closing Disclosure in file missing pages and/or key data elements, however, not marked as "PRELIMINARY" OR "DRAFT".
COMMENTS: 02/10/2021 Received Signed Lender's explanation that CD was for review purpose only and never provided to borrower.

4) Missing a verbal VOE within 10 business days prior to the Note Date for co borrower  //UPDATE 02/12/2021 Received VVOE dated XXX however the VVOE should be dated within 10 business days prior to the Note date, and missing the internet printout verifying the number used to verify employment
COMMENTS: 02/19/2021 Received VVOE dated XXX and verification of the number used

5) Missing verification of XXX for a minimum of 2 years using Business License, CPA Letter or Regulatory Agency for the primary borrower with XXX
COMMENTS: 02/17/2021 Received XXX dated XXX for XXX, note is dated XXX

6) Missing documentation to evidence that the property located at XXX is free and clear from all liens. The property is located on the borrowers 2019 personal tax returns. Loan is subject to debts and DTI re-calculations  //UPDATE 02/17/2021 Received settlement statement reflecting property sold by XXX, however these companies are not listed on the borrowers tax returns
COMMENTS: 03/01/2021 - Received signed LOE from borrower // - //UPDATE 02/17/2021 Received settlement statement reflecting property sold by XXX, however these companies are not listed on the borrowers tax returns

7) Missing monthly obligations for property taxes, insurance and HOA (if applicable) on a property located at XXX.  Loan is subject to debts and DTI re-calculations  //UPDATE 02/17/2021 Received settlement statement reflecting property sold by XXX, however these companies are not listed on the borrowers tax returns
COMMENTS: 03/01/2021 - Received signed LOE from borrower // - //UPDATE 02/17/2021 Received settlement statement reflecting property sold by XXX, however these companies are not listed on the borrowers tax returns

8) Loan is aged >15 days from first payment date of XXX  Please provide payment history.
COMMENTS: 03/03/2021 Received payment history	1) Missing verification of XXX within 30 calendar days prior to the Note Date for the primary borrower with XXX, XXXand XXX //UPDATE 02/17/2021 Only received verification dated XXX forXXX, missing verification for XXX and XXX//UPDATE 03/03/2021 Escalated for review //UPDATE 03/03/2021 Missing third party verification of XXX within 10 days of consummation for XXX and XXX ///UPDATE 03/08/2021 Sent an exception request //UPDATE 03/08/2021 Missing only verification ofXXX
									COMMENTS: 03/08/2021 XXX approved an exception. Saved to 3rd party	Compensating Factors: 1. LTV below program maximum 2. Credit Score exceeds program minimum requirement 3. Verified reserves exceeds program minimum requirement	2/8/2021	Primary Residence	TX	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	676127219	XXX	1) It appears as though there is an Initial Escrow Account Disclosure Statement (IEADS) in file, however, it is not legible as there is a Compliance Agreement disclosure copied over the Initial Escrow Account Disclosure. Need complete, legible copy of Initial Escrow Account Disclosure Statement (IEADS) to verify Escrow Account information on Closing Disclosure.
COMMENTS: 03/02/2021 Received clear legible copy of IEADS and confirmed Escrows match CD.

2) Missing Verification of Employment with XXX from 2013 through XXX to support 24 months employment verification
COMMENTS: 03/03/2021 - Received VOE to support 24 months employment verification

3) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.  //UPDATE 03/16/2021 Received evidence of XXX payment, missing evidence of XXX payment
COMMENTS: 03/25/2021 Received payment history reflecting XXX and XXX	1) Missing a copy for the signed YTD P&L and Balance sheet. The 2018 and 2019 tax transcripts reflect schedule "C" income for the borrower. Per guidelines, signed tax returns, P&L and balance sheet are required for XXX borrowers regardless if income is being used to qualify.
									COMMENTS: 03/25/2021 waived by XXX - saved to 3rd party	Compensating Factors: 1. DTI below program maximum 2. Verified reserves exceeds program minimum requirement 3. Credit Score exceeds program minimum requirement	2/6/2021	Primary Residence	PA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	173164917	XXX	1) Missing completed Mortgage Notary Acknowledgement.
COMMENTS: 03/03/2021 Received copy of Recorded Mortgage inclusive of completed and signed Notary Acknowledgment.

2) Missing completed Notary Acknowledgements from both Signature Affidavits (AKA Statements).
COMMENTS: 03/04/2021 Received both Name, Signature Affidavits signed by notary.

//UPDATE:  03/03/2021 Received Name, Signature Affidavits for both borrowers, however, Notary did not sign the Notary Acknowledgment for co-borrower's Affidavit.  Need Name, Signature Affidavit for co-borrower signed by Notary.

3) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
							COMMENTS: 03/03/2021 Received payment history			Compensating Factors: 1. Excellent mortgage history 0x30 since inception XXX 2. High credit score XXX for borrower/co-borrower 3. Low DTI of XXX%	2/5/2021	Primary Residence	PA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	761663232	XXX	1) The Mortgage is missing the legal description attached as Exhibit A. Mortgage in file dated XXX reflects "SEE ATTACHED EXHIBIT A" on Page 2, however, Exhibit A is missing. Need full copy of Mortgage inclusive of Exhibit A Legal Description and any Riders.
COMMENTS: 03/10/2021 Received full copy of Recorded Mortgage inclusive of Legal Description.

2) Document not properly executed or dated:  Mortgage in file is Missing the last 5 pages, including Signature and Notary acknowledgement.  Need full copy of Mortgage inclusive of Exhibit A, Legal Description and any Riders.
COMMENTS: 03/10/2021 Received full copy of Recorded Mortgage inclusive of last 5 pages and Legal Descriptioin.

3) Missing documentation to evidence 0x30 mortgage rating for the past 24 months for the borrower departing residence located at XXX. The XXX report indicated that the property was purchase on XXX with a loan amount of $XXX.
COMMENTS: 4/6/21: Note and Mtg statement provided - Not in borrower's name.

4) Missing monthly obligations for property taxes, insurance and HOA (if applicable) on the departing residence  at XXX. Subject to recalculation of DTI and reserve requirements.
COMMENTS: 4/6/21: Copy of Mortgage and Mortgage statement provided - not in borrower's name. Not obligated to repayment.

5) Missing source of Earnest Money Deposit in the amount of $XX and $XXX and evidence of transfer to the closing agent.  The loan application reflects deposits from XXX XXX however, no transfers or checks are reflected in these amounts.
COMMENTS: 4/6/21: Copies of $XXX cleared check and $XXX Cashiers Check provided.

6) Missing a verbal VOE within 10 business days prior to the Note Date for borrower.
COMMENTS: 04/13/2021 - Received supporting documentation

7) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
COMMENTS: 03/15/2021 Received payment history	Compensating Factors:

1. Low LTV of XXX% is XXX% < 80.00% program maximum
2. High FICO of XXX is XXX points > 700 program minimum
										3. Total reserves of XXX months exceed 12 month minimum (6 months subject + 6 months departing residence retained).	2/8/2021	Primary Residence	PA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	516728756	XXX	1) Missing proof of taxes and insurance for property located at: XXX. Subject to re-calculation of debt ratio upon receipt.
COMMENTS: 03/26/2021 Mortgage statement reflects loan is impounded

2) Missing 2nd consecutive asset statement for XXX account ending XXX  Only one statement dated to XXX was provided.  Subject to re-calculation of assets/reserves upon receipt.  //UPDATE 03/30/2021 Page 2 only reflects the daily balance and does not reflect transactions - missing 2 consecutive statements
							COMMENTS: 03/31/2021 Ok to clear per XXX borrower combined statemen includes a savings account from XXX-XXX no activity other than interest earned			Compensating Factors: 1. Excellent mortgage history 0x30 since inception XXX 2. High credit score XXX/XXX for borrower/co-borrower	3/23/2021	Primary Residence	PA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
5/12/2021	XXX	XXX	618652050	XXX	1) This loan failed TRID timing of disclosures. Missing Initial Closing Disclosure (CD) issued to consumer at least 3 days prior to consummation with proof of consumer's receipt. Closing Disclosure in file was issued and signed at consummation on XXX Unable to complete regulatory compliance check and TRID monitoring.
COMMENTS: 02/24/2021 Received Initial CD dated XXX

2) Missing a copy of the tax cert for the subject property.
COMMENTS: 02/24/2021 Received tax sheet

3) Missing documentation to evidence sufficient hazard insurance exists on the subject property. The copy of the hazard policy in the file does not reflect the borrower as the party who is insured. An updated policy is required.
COMMENTS: 03/08/2021 Received hazard policy

4) Missing AUS , 1008 and 1003 with corrected tax amount and DTI
							COMMENTS: 03/11/2021 - Received supporting docs			Compensating Factors: 1. XXX% DTI. XXX% below program maximum DTI of 43% 2. XXX credit score. XXX points above program minimum credit score of 700 3. XXX% LTV. XXX% below program maximum LTV of 80%	2/17/2021	Primary Residence	PA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	592386243	XXX	1) Missing documentation to support that the amount owed to the IRS for the year 2019 in the amount of $XXX had been paid
COMMENTS: 04/10/2021 - Received evidence that the amount owed to the IRS have been paid

2) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
COMMENTS: rec'd

3) Missing a copy of the previous HUD-1 Settlement Statement or Closing Disclosure. Per program guide, if the subject property was purchased in the previous 9 months the HUD-1 Settlement Statement or Closing Disclosure must be provided in order to determine the subject property value.
COMMENTS: 04/30/2021 - Received CD from purchase of property on XXX	1) Finance Charges are under disclosed on Closing Disclosure dated XXX resulting in the below TILA Finance Charge Violation.Federal TILAThis loan failed the TILA foreclosure rescission finance charge test. (12 CFR 1026.23(h), transferred from 12 CFR 226.23(h))The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate for purposes of rescission because it is understated by more than $XXX. Total Under Disclosed Amount is $XXX.
COMMENTS: 04/19/2021 Received PC CD dated XXX with copy of check for $XXX and borrower letter specific to underdisclosed finance charges.  Entered into CE and received a Pass result for this test.

2) The Notice of Right to Cancel was not completed properly:  File contains an inaccurate Notice of Right to Cancel Form (H-8).  According to the Title Commitment in file the Lender is refinancing a prior Mortgage recorded XXX reflecting the Beneficiary of XXX and is required to utilize Notice of Right to Cancel Form (H-9).  Need re-opened Notice of Right to Cancel on accurate Form (H-9) with explanation letter to borrower and proof of method of delivery to borrower.
COMMENTS: 04/19/2021 Received re-opened Notice of Right to Cancels for both borrowers on form H9 Signed and accurately administered.	1) The re-calculated LTV of XXX% exceeded program maximum of 80%. When the property has been purchase in the last 12 months (date of acquisition to date of subject transaction) the lesser of the current appraised value or purchase price will determine the LTV/CLTV/HCLTV. The subject property was purchase on XXX for $XXX which resulted in a LTV ofXXX%
COMMENTS: Exception Approved to use appraised value for LTV calc.	Compensating Factors:

1. XXX Credit Score. XXX points above program minimum credit score of 700
2. XXX months total reserves. XXX months above reserves requirement of 6 months for subject property
										3. XXX% DTI. XXX% below program maximum DTI of 43%	3/5/2021	Primary Residence	PA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG3	EG2	EG1	EG1
5/12/2021	XXX	XXX	220897073	XXX	1) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 03/01/2021 Received Lender's Wire Instructions.

2) Document not properly executed or dated:  Missing signed Lender's explanation for incomplete Closing Disclosure in file missing pages and/or key data elements, however, not marked as "PRELIMINARY" OR "DRAFT".
COMMENTS: 03/05/2021 Received Signed Explanation that CD came from escrow and was not provided to borrower.

3) Missing a verbal VOE within 10 business days prior to the Note Date for the primary borrower. The VVOE in file is dated 4 days after the Note date
COMMENTS: 03/04/2021 Received VVOE dated XXX Note dated XXX	1) Document not properly executed or dated: Closing Disclosure dated XXX is missing the payee name for the Title Courtesy Signing Fee on line B-6. Need Post Consummation Closing Disclosure with explanation letter to borrower and proof of method of delivery to borrower reflecting All Payee names.
								COMMENTS: 03/04/2021 Received PC CD dated XXX reflecting payee name for Title Courtesy Signing Fee		Compensating Factors: 1. XXX credit score. XXX points above program minimum credit score of 700 2. XXX% LTV. XXX% below program maximum LTV of 80% 3. XXX% DTI. XXX% below program maximum DTI of 43%	2/18/2021	Primary Residence	OR	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
5/12/2021	XXX	XXX	531474783	XXX	1) Initial Escrow Account Disclosure Statement in file is missing page 2. Need full copy of Signed 2 page Initial Escrow Account Disclosure Statement.
COMMENTS: 03/16/2021 Received 2 page signed IEADS.

2) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 03/17/2021 Received Lender's Wire Instructions.

3) Missing the following required Federal and/or State Disclosures:  Virginia Lock-In Agreement.
COMMENTS: 03/17/2021 Received notification from Lender they do not require a specific VA Lock-In Agreement and rely on LE marked as Locked.

4) Missing copy of signed/dated (prior to consummation) 2019 1120S for XXX.  Copy provided is signed and dated on XXX which is after the consummation date of XXX
COMMENTS: 03/17/2021 - Received signed 2019 1120s dated within the consummation date

5) Missing two months most recent asset statements to support minimum reserve requirement of $XXX (6 months subject $XXX + 6 months XXX prop $XXX + 6 months XXX prop $XXX).  Asset statements provided from XXX account ending XXX are in the business name of XXX. and are not eligible for reserves per guidelines.  /UPDATE 03/23/2021 - Received expired bank statement. Last statement provided dated XXX which expired on XXX In addition, need joint account access letter from XXX
COMMENTS: 03/27/2021 - Received supporting docs // - // 03/23/2021 - Received expired bank statement. Last statement provided dated XXX which expired on XXX In addition, need joint account access letter from XXX// - // 03/17/2021 - Received LOX. Per guideline. Business funds are not eligible for reserves. Missing two months most recent asset statements to support minimum reserve requirement of $XXX (6 months subject $XXX + 6 months XXX $XXX + 6 months XXX prop $XXX).

6) Missing copy of signed and dated (prior to consummation date) personal 1040 tax returns for tax year 2018.  Copy provided is signed and dated on XXX versus the consummation date of XXX  Document signed after date of consummation.
COMMENTS: 03/18/2021 loan closed XXX - documents signed 02/08/2020 - ok to clear per XXX

7) Missing copy of the signed and dated (prior to consummation date) YTD P&L (2020) and Balance sheet for the borrowers business: XXXCopies provided are signed, but not dated.
COMMENTS: 03/19/2021 - Received signed P&L and Balance sheet dated prior to the date of consummation // - // 03/21/2021 - Received signed P&L and Balance Sheet for XXX Missing a dated P&L and Balance sheet prior to the date of consummation

8) Missing copy of lender's verbal VOE dated prior to date of consummation for the borrower's business: XXX.
							COMMENTS: 03/23/2021 - Received Processor Cert // - // 03/17/2021 - Received Business Search. Missing copy of lender's verbal VOE dated prior to date of consummation for the borrower's business: XXX			Compensating Factors: 1. Excellent mortgage history 0x30 since inception XXX 2. High credit score XXX for borrower 3. Low DTI of XXX%	3/11/2021	Primary Residence	VA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	830889855	XXX	1) This loan failed TRID zero fee tolerance. Appraisal Fee increased on Closing Disclosure dated XXX without a Valid Change of Circumstance resulting in the below TRID tolerance violation.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 1This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX
COMMENTS: 12/08/2020 Fees were not accurately allocated in CE.  Entered accurately in CE and received a Pass result for all Tolerance Testing.

2) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 12/07/2020 Received Bailee Letter inclusive of Lender's Wire Instructions.

3) Missing IRS tax transcript for 2019 and 2018.
COMMENTS: Updated 12/08/2020 - 2018 and 2019 Transcripts provided.

4) Missing 2019/2018 W2s
COMMENTS: Updated 12/08/2020 - Written VOEwith 24 months + income verified provided in lieu of W2's.	1) Document not properly executed or dated: Affiliated Business Arrangement Disclosure Statement Notice Affiliated Business Arrangement Disclosure Statement is in file, however, it is not signed by borrower(s). Need fully executed Affiliated Business Arrangement Disclosure Statement.
COMMENTS: Condition has been cleared as a non-material exception. Under the advisement of our outside counsel, §1024.15 and Appendix D, the ABA Disclosure is intended to be signed by the borrower as evidence of acknowledgement and receipt, however the exclusion of one or more borrower's signature is not, in itself, a material violation.

											12/3/2020	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
5/12/2021	XXX	XXX	840259153	XXX	1) The file is missing the Wire Instructions for XXX Purchase from Lender.
COMMENTS: 12/08/2020 Received Bailee Letter inclusive of Lender's Wire Instructions.

2) Missing a verbal VOE within 10 business days prior to the Note Date for XXX.  Verbal VOE in file is dated after the note date.  Verbal VOE dated XXX and note is dated XXX

3) Missing 2019/2018 W2s
COMMENTS: 12/15/20 Received 2019/2019 W2's	1) Affiliated Business Arrangement Disclosure Statement is in file, however, it is not signed by borrower(s). Need fully executed Affiliated Business Arrangement Disclosure Statement.
COMMENTS: 12/04/2020  Condition has been cleared as a non-material exception. Under the advisement of our outside counsel, §1024.15 and Appendix D, the ABA Disclosure is intended to be signed by the borrower as evidence of acknowledgement and receipt, however the exclusion of one or more borrower's signature is not, in itself, a material violation.

2) Missing copy of government issued ID for the borrower
COMMENTS: 12/11/20 Waived per XXX  Not required

3) FEMA disaster area declared: Missing an interior and exterior inspection of the Mortgage Property as required by guidelines.
									COMMENTS: 12/18/20 Waived per XXX		12/4/2020	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG3	EG2	EG3	EG2
5/12/2021	XXX	XXX	140778032	XXX	1) Missing 1008 and DU findings with correct CLTV/HCLTV //UPDATE XXX Received DU and 1008 with incorrect LTV/CLTV. LTV/CLTV should reflect XXX%/XXX% COMMENTS: 03/12/2021 Ok to clear HLTV is correct	1) The loan contains errors within one or more TRID disclosure. Missing proof of refund or principal reduction of additional $XXX reflected on the Post Consummation CD in file dated XXX along with explanation letter to borrower and proof of method of delivery of the aforementioned PCCD.
								COMMENTS: 03/02/2021 Received copy of additional $XXX refund check.		Compensating Factors: 1. Excellent mortgage history 0x30 since inception XXX 2. High credit score XXX/XXX for borrower/co-borrower 3. Low DTI of XXX%	2/18/2021	Primary Residence	WA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
5/12/2021	XXX	XXX	704974707	XXX	1) The Notice of Right to Cancel was not completed properly: The Co-Trustee did not date the Notice of Right to Cancel document, Need either Attestation from Co-Trustee indicating when he signed the Notice of Right to Cancel or a re-opened rescission for the Co-Trustee with evidence of receipt. The re-opened rescission period would end three business days after receipt.
COMMENTS: 03/22/2021 Received Signed Non-Borrower's Attestation that they received the Notice of Right to Cancel XXX and signed it same day.

2) Missing copy of the attorneys opinion letter or a lenders legal attestation (signed by an officer of the company or Legal Counsel) stating the trust meets Secondary Marketing requirements as set forth by XXX or XXX and any applicable state requirements.
COMMENTS: 03/22/2021 Received signed attorney's opinion letter

3) Missing copy of borrower's signed and dated 2019 and 2018 tax returns.  Unsigned/undated copies of both were provided.
							COMMENTS: 03/22/2021 Borrower is not XXX. Only non-borrowing spouse is XXX. Borrower is W2 only and tax transcripts were provided.			Compensating Factors: 1. Excellent mortgage history 0x30 since inception XXX 2. High credit score XXX for borrower 3. Low LTV of XXX/XXX%	3/18/2021	Primary Residence	SC	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	649084089	XXX	1) Loan aged >15 days from First Payment Date. Please provide current subject payment history.
COMMENTS: 04/23/2021 - Received evidence of April XXX payment have been made

2) Missing page two of the Mortgage. Need all-inclusive copy of all pages of the Mortgage and Legal Description.
COMMENTS: 04/23/2021 - Received a copy of the Mortgage with all pages	1) Closing Disclosure dated XXX is missing the payee name for the Desk Review Fee on line B03. Need Post Consummation Closing Disclosure with explanation letter to borrower and proof of method of delivery to borrower reflecting All Payee names. Unable to attribute fee to XXX provided as the referenced amount in document doesn't match the Desk Review Fee amount listed on the Closing Disclosure. // UPDATED // 04/23/2021 Yes, PC CD, copy of refund check and XXX tracking is acceptable and please include a copy of the explanation letter to borrower for the PC CD and refund.
COMMENTS: 04/28/2021 Received PC CD dated XXX with payee name for Desk Review Fee and Lender paid additional $XXX
								04/23/2021 Yes, PC CD, copy of refund check and XXX tracking is acceptable and please include a copy of the explanation letter to borrower for the PC CD and refund.		Compensating Factors: 1. Excellent mortgage history 0x30 since inception XXX 2. High credit score XXX/XXX for borrower/co-borrower 3. Low DTI of XXX%	4/12/2021	Primary Residence	PA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
5/12/2021	XXX	XXX	199959841	XXX	1) Missing the following required Federal and/or State Disclosures: Electronic Consent/ eSign Forms for both borrowers completed prior to earliest esign event. Electronic Consent forms in file do not reflect borrower's earliest eSign events on XXX and XXX
COMMENTS: 03/09/2021 Received XXX Compliance Report reflecting both borrower's eConsents on XXX

2) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 03/08/2021 Received Lender's Wire Instructions

3) Missing 1 additional paystub for the co-borrower to support a 30 days pay history with XXX. The paystub must be dated prior to the date of consummation
COMMENTS: 03/08/2021 - Received 1 additional paystub for the co-borrower. No changes

4) Missing a copy of the XXX or XXX report. Loan is subject to additional conditions upon receipt
COMMENTS: 03/08/2021 - Received XXX report with no additional findings	Compensating Factors:

1. XXX credit score. XXX points above program minimum credit score of 700
2. XXX% DTI. XXX% below program maximum DTI of 43%
										3. XXX total months reserves. XXX months above program reserves requirement of 12 months. 6 months for subject property and 6 months for investment property	3/2/2021	Primary Residence	VA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	892067298	XXX	1) Missing legal description: The Mortgage is missing the legal description attached as Exhibit A. Mortgage in file dated 1/20/2021 reflects "SEE ATTACHED EXHIBIT A" on Page 2, however, Exhibit A is missing. Need full copy of Mortgage inclusive of Exhibit A Legal Description and any Riders.
COMMENTS: 03/26/2021 Received Recorded Mortgage inclusive of Legal Description and Rider.

2) Missing Final CD for departing residence located at XXX for $XXX used for closing.
COMMENTS: rec'd final HUD

3) Missing satisfactory evidence that the donor had the funds available in their  account to gift to the borrower for XXX account ending XXX dated XXX.
COMMENTS: 04/21/2021 - Received evidence of donor funds

4) Missing copy of EMD of $XXX and evidence received by the closing agent. The verified liquid assets of $XXX are insufficient to satisfy the cash to close requirement of $XXX. Borrowers are short to close in the amount of  $XXX, 1003 indicates a XXX Bank account ending XXX in liquid funds of $XXX that was not provided in file.
COMMENTS: 04/10/2021 - Received copy of EMD and receipt. Also source of EMD were provided

5) Missing evidence of monthly obligations for PITI, taxes, hazard insurance and HOA dues (if applicable), for the property being financed at XXX
COMMENTS: 03/15/2021 Received mortgage statement reflecting taxes impounded, HOA from statement, HOI from policy

6) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
COMMENTS: rec'd	Compensating Factors:

1. XXX credit score, XXX points above program minimum credit score of 720
2. LTV/CLTV XXX%, XXX% below 80% program maximum
3. XXX months reserves, XXX months greater than the 12 months, including additonal property program maximum
										4. DTI XXX, XXX% less than the 40% program maximum loans with Gift Funds.	2/19/2021	Primary Residence	PA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
5/12/2021	XXX	XXX	609371418	XXX	1) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 01/25/2021 Received Bailee Letter inclusive of Lender's Wire Instructions.

2) Missing title supplement with the correct loan amount. Preliminary title report dated XXX reflects proposed coverage of $XXX and is not sufficient to cover Note amount of $XXX
COMMENTS: 01/26/2021 Received updated prelim with correct loan amount	1) Document not properly executed or dated: Affiliated Business Arrangement Disclosure Statement Notice Affiliated Business Arrangement Disclosure Statement is in file, however, it is not signed by borrower(s). Need fully executed Affiliated Business Arrangement Disclosure Statement.
COMMENTS: Condition has been cleared as a non-material exception. Under the advisement of our outside counsel, 1024.15 and Appendix D, the ABA Disclosure is intended to be signed by the borrower as evidence of acknowledgement and receipt, however the exclusion of one or more borrower's signature is not, in itself, a material violation.
Compensating Factors:
1. XXX% DTI; XXX% < 43.00% maximum
2. XXX credit score; XXX points > 700 program minimum
3. XXX% LTV; XXX% < 80.00% program maximum
										4, XXX months reserves; XXX months > 6 month program minimum	1/13/2021	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
5/12/2021	XXX	XXX	714994557	XXX	1) This loan failed TRID zero fee tolerance. XXX increased on XXX without a Valid Change of Circumstances resulting in the below TRID tolerance violation.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 1This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.This loan failed the reimbursement amount test. (12 CFR 1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is notsufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.//UPDATE//: 04/22/2021 Need a Valid Change of Circumstance reflecting the addition of the XXX Fee on XXX or Lender to reimburse borrower $XXX and provide a PC CD reflecting cure, explanation letter to borrower, copy of reimbursement check and proof of method of delivery of all to borrower.
COMMENTS: 04/29/2021 Received clarification on COC date being XXX  Entered into CE and recieved a Pass result for Reimbursement Testing.

//UPDATE:  04/27/2021 Received a screen shot of a COC dated XXX reflecting a re-disclosed LE on XXX  File does NOT contain an LE dated XXX  Need re-disclosure as reflected in this COC.

//UPDATE:  04/22/2021 Need a Valid Change of Circumstance reflecting the addition of the XXX Fee on XXX or Lender to reimburse borrower $XXX and provide a PC CD reflecting cure, explanation letter to borrower, copy of reimbursement check and proof of method of delivery of all to borrower.

2) This loan failed TRID 10% fee tolerance.  Transfer Taxes increased on XXX without a Valid Change of Circumstances resulting in the below TRID tolerance violation.This loan failed the charges that in total cannot increase more than 10% test. (12 CFR 1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faithtolerance according to 1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($XXX) exceed thecomparable charges ($XXX) by more than 10%//UPDATE//:  04/22/2021 Need a Valid Change of Circumstance reflecting the increase of the Transfer Taxes on XXX or Lender to reimburse borrower $XXX and provide a PC CD reflecting cure, explanation letter to borrower, copy of reimbursement check and proof of method of delivery of all to borrower.
COMMENTS: 04/29/2021 Received clarification on COC date being XXX  Entered into CE and recieved a Pass result for Reimbursement Testing.

//UPDATE:  04/27/2021 Received a screen shot of a COC dated XXX reflecting a re-disclosed LE on XXX  File does NOT contain an LE dated XXX  Need re-disclosure as reflected in this COC.

//UPDATE:  04/22/2021 Need a Valid Change of Circumstance reflecting the increase of the Transfer Taxes on XXX or Lender to reimburse borrower $XXX and provide a PC CD reflecting cure, explanation letter to borrower, copy of reimbursement check and proof of method of delivery of all to borrower.

3) Missing a copy of the Terms of Withdrawal for the primary borrower 401K Plan
COMMENTS: 04/28/2021 - Received Terms of Withdrawal

4) A payment history is required when >15 days have elapsed since the first payment due date.
COMMENTS: 05/07/2021 - Received transaction history to support April 1 and May 1 payment were made	Compensating Factors:

1. XXX months total reserves. XXX months above program reserves requirement of 6 months
2. XXX credit score. XXX points above program minimum credit score of 700
										3. XXX% DTI. XXX% below program maximum DTI of 43%	3/12/2021	Primary Residence	FL	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	176162040	XXX	1) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 12/24/2020 Received Bailee Letter inclusive of Lender's Wire Instrucitons.

2) Missing previous VVOE from XXX last job with XXX showing the termination dated to determine any employment gaps.
COMMENTS: 01/04/2021 Received VOE only 2 week gap in employment

3) Missing 2019 and 2018 1040 transcript results.
COMMENTS: 01/13/2021 Received 2018/2019 transcripts

4) FEMA disaster area declared: Missing an interior and exterior inspection of the Mortgage Property as required by guidelines.
COMMENTS: 01/21/2021 Received post disaster inspection	1) Affiliated Business Arrangement Disclosure Statement is in file, however, it is not signed by borrower(s). Need fully executed Affiliated Business Arrangement Disclosure Statement.
									COMMENTS: Condition has been cleared as a non-material exception. Under the advisement of our outside counsel, 1024.15 and Appendix D, the ABA Disclosure is intended to be signed by the borrower as evidence of acknowledgement and receipt, however the exclusion of one or more borrower's signature is not, in itself, a material violation.		12/19/2020	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG3	EG1
5/12/2021	XXX	XXX	916786553	XXX	1) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 05/03/2021 Received Wire Instructions

2) Missing the following required Federal and/or State Disclosures:  Electronic Consent/ eSign Form in file is dated XXX however, earliest eSign event occurred XXX  Need Electronic Consent/ eSign Form completed prior to earliest esign event.
COMMENTS: 05/03/2021 Received Lender's report reflecting borrower's eConsent on XXX

3) Missing the following required Federal and/or State Disclosures:  Privacy Policy.
							COMMENTS: 05/03/2021 Received Privacy Policy			Compensating Factors: 1. Excellent mortgage history 0x30 since inception XXX 2. High credit score XXX for borrower	4/28/2021	Primary Residence	VA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG1	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	681174932	XXX	1) Missing copy of the attorneys opinion letter or a lenders legal attestation (signed by an officer of the company or Legal Counsel) stating the trust meets Secondary Marketing requirements as set forth by XXX or XXX and any applicable state requirements.
COMMENTS: 03/27/2021 - Received trust opinion letter signed the an officer of the company

2) Missing copies of pre-consummation signed and dated 1065 tax returns for tax years 2018 and 2019 for the following business entities:  File contains unsigned/undated copies XXX.
COMMENTS: 03/27/2021 - Received signed 2018/2019 dated prior to the date of consummation for XXX, and XXX.

3) Missing signed and dated signature page for business tax returns.
COMMENTS: 03/27/2021 - Received signed 2018/2019 dated prior to the date of consummation for XXX, and XXX
4) Missing verification of self-employment within 30 calendar days prior to the Note Date for the borrower's business with XXX
COMMENTS: 03/27/2021 - Received Lender VVOE dated prior to the date of consummation

5) Missing copy of pre-consummation signed and dated Balance Sheet for XXX // UPDATED // 04/10/2021 - Received signed and dated full year balance sheet for XXX and YTD balance sheet dated after the consummation date. Missing YTD balance sheet for XXX dated prior to the date of consummation
COMMENTS: 04/14/2021 - Received full year balance sheet. Loan closed on XXX and 1 month YTD Balance sheet not required - Received signed and dated full year balance sheet for XXX and YTD balance sheet dated after the consummation date. Missing YTD balance sheet for XXX dated prior to the date of consummation

6) Missing copy of pre-consummation signed and dated 1040 tax returns for the following tax years:  2018 / 2019.  Copies provided are not signed or dated.
COMMENTS: 03/27/2021 - Received signed 2018/2019 personal tax returns dated prior to the date of consummation

7) Missing copy of refinance HUD1/CD for property at XXX.  The final loan application reflects new loan to XXX XXX of $XXX x $XXX.  Missing documentation to support underlying obligation to XXX XXX has been paid.  Subject to re-calculation of debt ratio upon receipt.
COMMENTS: 03/27/2021 - Received final signed CD. The CD reflected payoff to XXX

8) A payment history is required when >15 days have elapsed since the first payment due date.
							COMMENTS: 04/15/2021 - Received payment history to support that April XXX payment was made			Compensating Factors: 1. Excellent mortgage history 0x30 since inception XXX 2. High credit score XXX for borrower 3. Low DTI of XXX% 4. Low LTV of XXX%	3/19/2021	Primary Residence	SC	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
5/12/2021	XXX	XXX	434287340	XXX	1) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 01/05/2021 Received Bailee Letter inclusive of Lender's Wire Instructions.

2) Missing executed copy of the Escrow Waiver.
COMMENTS: 01/06/2021 Received executed escrow waiver	1) Document not properly executed or dated: Affiliated Business Arrangement Disclosure Statement Notice Affiliated Business Arrangement Disclosure Statement is in file, however, it is not signed by borrower(s). Need fully executed Affiliated Business Arrangement Disclosure Statement.
COMMENTS: Condition has been cleared as a non-material exception. Under the advisement of our outside counsel, 1024.15 and Appendix D, the ABA Disclosure is intended to be signed by the borrower as evidence of acknowledgement and receipt, however the exclusion of one or more borrower's signature is not, in itself, a material violation.
										Compensating factors 1. Low LTV of XXX% 2. High Fico score of XXX 3. XXX months reserves, XXX months greater than 6 month minimum required 4. DTI of XXX which is XXX points less that the 43% maximum.	12/30/2020	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
5/12/2021	XXX	XXX	622147474	XXX	1) This loan failed TRID zero fee tolerance. Appraisal Desk Review Fee was added without a Valid Change of Circumstance resulting in the below TRID Tolerance Violation. Lender Credit of $XXX was not specified as cost to cure nor applied to the specific fee.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 1This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX
COMMENTS: 02/26/2021 Received Valid COC dated XXX  Entered into CE and received a Pass result for this test.

2) Missing signed and dated YTD P&L and Balance Sheet.
COMMENTS: 03/02/2021 - Received signed P&L and Balance Sheet

3) Missing signed 4506-C for 2019/2018 1040 and 1120S tax returns.
COMMENTS: 02/25/2021 -  Received signed 4506C, 2018/2019 1120s and 2018/2019 1040

4) Missing hazard insurance declaration page or a copy of the policy.
COMMENTS: 03/02/2021 - Received HOI policy

5) Missing additional asset statement for XXX Checking account ending XXX  Two months consecutive complete statements are required.  //UPDATE 03/02/2021 - Received business bank statement with XXX ending XXX dated XXXX Missing business bank statement dated prior to the date of consummation
COMMENTS: 03/11/2021 - Received 2 consecutive months of business bank statements	1) This loan failed the TILA Right of Rescission test. The funding date is before the third business day following consummation. The rescission "midnight of" date was XXX and according to the Closing Disclosure dated XXX the loan funded on XXX resulting in the below TILA Violation. Need Post Consummation Closing Disclosure with borrower letter and proof of method of delivery to borrower reflecting accurate Interest From and Disbursement dates.Federal TILAThis loan failed the TILA right of rescission test.Closed-end (12 CFR 1026.23(a)(3), transferred from 12 CFR 226.23(a)(3)), Open-end (12 CFR 1026.15(a)(3), transferred from 12 CFR 226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR 1026.23 or 1026.15, or delivery of all material disclosures, whichever occurs last.
COMMENTS: 03/04/2021 Received borrower letter and Disclosure Summary reflecting CD dated XXX

//UPDATE:  03/02/2021 Received CD, RTC and HUD, however, STILL MISSING Explanation letter to borrower and proof of method of delivery to borrower.

								//UPDATE: 02/26/2021 Received PC CD dated XXX with accurate Interest From Date, however, Missing explanation letter to borrower and proof of method of delivery to borrower.	1) Missing CA SOS Business Search pulled on XXX COMMENTS: 03/09/2021 Waived by XXX Saved to 3rd party	Compensating Factors: 1. Excellent mortgage history 0x30 since inception XXX 2. High credit score XXX for borrower 3. Low LTV of XXX%	2/9/2021	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG3	EG2	EG1	EG1
5/12/2021	XXX	XXX	121718559	XXX	1) Document not properly executed or dated. File is Missing Notice of Right to Cancel for Non-Borrowing Spouse signed and accurately administered.
COMMENTS: 03/11/2021 Received fully executed and accurately administered Right to Cancel for Non-Borrowing Spouse.

2) Missing required asset verification to support minimum reserve requirement of XXX  Loan application reflects asset account with Wells account ending XXX however, no statements were provided.
COMMENTS: 03/19/2021 - Received asset statement to support reserves // - // The file received did not contain any asset documentation.  Please upload.

3) Missing a verbal VOE within 10 business days prior to the Note Date for borrower's employment with XXX.  Written VOE provided only.
							COMMENTS: 03/12/2021 Received VVOE dated XXX Note dated XXX			Compensating Factors: 1. Excellent mortgage history 0x30 since inception XXX 2. High credit score XXX for borrower 3. Low DTI XXX%	3/9/2021	Primary Residence	PA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	486859242	XXX	1) Missing the following required Federal and/or State Disclosures: Proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 03/09/2021 Received Electronic Delivery form reflecting Appraisal emailed to borrower XXX

2) Missing 2018 tax return.
COMMENTS: 03/10/2021 - Received signed 2018 personal tax returns.

3) Missing signed gift letter referencing gift in the amount of $XXX from donor, XXX for the subject transaction.  Documentation supporting the $XXX gift source, and transfer directly to escrow was provided.  Missing the signed gift letter only.
COMMENTS: 03/10/2021 - Received a signed gift letter from donor

4) Child support is reflected on paystubs.  Missing copy of the divorce decree to verify obligations
							COMMENTS: 03/18/2021 - Received Divorce Decree			Compensating Factors: 1. Excellent mortgage history 0x30 since inception XXX 2. High credit score XXX for borrower 3. Sale proceeds departing residence applied to subject transaction 4. Low DTI XXX%	3/2/2021	Primary Residence	TN	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	647011599	XXX	1) The loan contains errors within one or more TRID disclosure. Missing explanation letter to borrower or other proof of method of delivery for Post Consummation Closing Disclosure dated XXX
COMMENTS: 03/18/2021 Condition Cleared as no material changes to fees occurred.

//UPDATE:  03/17/2021 As reflected in last Update, we require the following for all PC CD's reflecting any change that is non-material "letter of explanation or other evidence of borrower notification of the error for the Post Consummation Closing Disclosure issued XXX  Condition cannot be cleared.

//UPDATE:  03/17/2021 Received request to clear condition.  While borrower letter and method of delivery of a PC CD may not be a TRID requirement, it is an industry best practice and required for Due Diligence review.  STILL NEED letter of explanation or other evidence of borrower notification of the error for the Post Consummation Closing Disclosure issued XXX

2) Missing evidence of Earnest Money Deposit account shown in the amount of $XXX per wire transfer on XXX Payment receipt shows funds drawn from Wells account ending XXX  Missing copy of statement to support source of the EMD funds.  //UPDATE 03/17/2021 Bank statement for XXX XXX reflects withdrawal to XXX dated XXX in the amount of $XXX  - the EMD receipt provided reflects deposit was made XXX from check XXX
COMMENTS: 3/18/21: rec'd copy XXX XXX reflecting $XXX to XXX Cleared. //UPDATE 03/17/2021 Bank statement for XXX XXX reflects withdrawal to XXX dated XXX in the amount of $XXX  - the EMD receipt provided reflects deposit was made XXX from check XXX

3) Missing Verification of Rent for past 24 months for borrower's current residence at XXX. Any of the following documents are acceptable: institutional VOR; letter and rating from a property management company; copies of canceled checks (front and back); or a credit supplement for a rental rating. Third-party verification or copies of cancelled checks are required for private party verification.   A private party VOR was provided, missing 24 months cancelled checks.
							COMMENTS: 03/18/2021 Received VOR and 24 months cancled checks			Compensating Factors: 1. High credit score XXX/XXX for borrower/co-borrower 2. Low DTI of XXX% 3. XXX months additional reserves above 12 month minimum requirement	3/15/2021	Primary Residence	CA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	763750329	XXX	1) Missing payment history for the subject loan. Loan has aged > 15 days since first payment date of XXX as reflected on the Note.
COMMENTS: 03/08/2021 Received evidence of XXX payment

2) Missing a copy of the joint account access letter from XXX with XXX account ending in XXX, XXX and XXX
COMMENTS: 03/08/2021 Received access letter	Compensating Factors:

1. XXX Credit Score. XXX points above program minimum credit score of 700
2. XXX months total reserves. XXX months above reserves requirement of 6 months
3. Borrower has been with same employer for the past XXX years
										4. XXX% DTI. XXX% below program maximum DTI of 43%	3/3/2021	Primary Residence	NV	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
5/12/2021	XXX	XXX	860004229	XXX	1) The loan contains errors within one or more TRID disclosure. There is a Disclosure Tracking Details in file dated XXX that reflects a Loan Estimate was Sent XXX and Received XXX however, there is no corresponding Loan Estimate in file.
COMMENTS: 03/10/2021 Received COC and re-disclosed LE dated XXX reflecting Rate Lock on XXX

2) This loan failed TRID zero fee tolerance.  On the initial provided Closing Disclosure (CD) in file Issued XXX "Points" were added without a valid Change of Circumstance, resulting in the below TRID Tolerance Violation. Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 1This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX
COMMENTS: 03/10/2021 Received COC and re-disclosed LE dated XXX reflecting Rate Lock on XXX and addition of Discount Points.  Entered into CE and received a Pass result for all tolerance testing.

3) The file is missing the Wire Instructions for XXX Purchase from Lender.
COMMENTS: 03/17/2021 Received Bailee Letter inclusive of Wire Instructions.

4) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.  //UPDATE 03/26/2021 Nothing uploaded to this condition
							COMMENTS: 03/29/2021 Received evidence of XXX payment			Compensating Factors: 1. High credit score XXX for borrower 3. Low DTI XXX%	3/4/2021	Primary Residence	TX	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	820113467	XXX	1) Missing copy of pre-consummation signed and dated balance sheet for borrower's XXX. A signed/dated P&L was provided, however, missing balance sheet.
COMMENTS: 04/21/2021 - Seller uploaded signed balance sheet through XXX

2) Missing copy of signed closure letter from XXX showing the HELOC account ending XXX has been closed to future advances.// UPDATED // 04/27/2021 - Received a screen shot of the XXX with zero balance. Missing copy of signed closure letter from XXX showing the HELOC account ending XXX has been closed to future advances.// UPDATED // 04/30/2021 - Received email from XXX indicating that the account is closed and no available funds. Missing estoppel letter or full reconveyance to support that the HELOC have been release
COMMENTS: 05/04/2021 - Received supporting docs // - // 04/30/2021 - Received email from XXX indicating that the account is closed and no avaliable funds. Missing estoppel letter or full reconveyance to support that the HELOC have been release // - // 04/27/2021 - Received a screen shot of the HELOC with zero balance. Missing copy of signed closure letter from XXX showing the HELOC account ending XXX has been closed to future advances.

3) Missing documentation to evidence the secondary valuation (XXX) was provided at the time of origination. Three appraisals provided and an explanation for the  use of the appraisal with a value XXX is not supported. // UPDATED // 04/21/2021 - Received seller comment. Missing a copy of the appraisal review and appraisal field review // UPDATED // 04/27/2021 - Received CD dated XXX Missing 1 additional XXX the LE dated XXX reflects that 5 appraisal products were ordered
COMMENTS: 04/28/2021 - Received supporting docs // - // 04/27/2021 - Received CD dated XXX Missing 1 additional CDA. the LE dated XXX reflects that 5 appraisal products were ordered // - // 04/21/2021 - Received seller comment. Missing a copy of he appraisal review and appraisal field review

4) Missing for all valuation/appraisals used in calculating the LTV/CLTV/HCLTV. The LE dated XXX reflects that 5 appraisal products were ordered. However, 3 was submitted for review. All appraisal products should be included in the closed loan package and evaluated // UPDATED // 04/21/2021 - Received CD upload through XXX  Missing 1 additional appraisal product. The LE dated XXX reflects that 5 appraisal products were ordered. All appraisal products should be included in the closed loan package and evaluated
COMMENTS: 04/27/2021 - Received CD dated XXX // - // 04/21/2021 - Received CD upload through XXX  Missing 1 additional appraisal product. The LE dated XXX reflects that 5 appraisal products were ordered. All appraisal products should be included in the closed loan package and evaluated

5) A payment history is required when >15 days have elapsed since the first payment due date.
							COMMENTS: 04/21/2021 - Received evidence that XXX payment have been made. Documents was uploaded to XXX			Compensating Factors: 1. Excellent mortgage history 0x30 since inception XXX 2. High credit score XXX for borrower 3. Low DTI of XXX%	4/19/2021	Primary Residence	SC	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
5/12/2021	XXX	XXX	621225103	XXX	1) Missing 24 months rental payment history with XXX. The VOR reflected a 1x30. Guide required 0x30x24 for First Time Home Buyer
COMMENTS: 04/10/2020 - Received 24 months payment history to support 0x30x24

2) Missing evidence of transfer and receipt of Earnest Money Deposit from the closing agent for the amount of $XXX and $XXX // UPDATED // 04/10/2021 - Received copy of EMD checks and source of EMD. Missing receipt from closing agent
COMMENTS: 04/15/2021 - Received supporting documentation // - // 04/10/2021 - Received copy of EMD checks and source of EMD. Missing receipt from closing agent

3) Missing a copy of the Terms of Withdrawal for XXX quarterly savings portfolio
COMMENTS: 04/10/2021 - Received Terms of Withdrawal

4) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
COMMENTS: 04/12/2021 - Received payment history with evidence that March and April XXX mortgage payment have been made	Compensating Factors:

1. XXX% DTI. XXX% below program maximum DTI of 38%
2. XXX credit scores. XXX points above program mnimum credit score of 740
										3. XXX months total reserves. XXX months above program minimum of 12 months for a First Time Home Buyer	2/22/2021	Primary Residence	NJ	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
5/12/2021	XXX	XXX	885831021	XXX	1) Document not properly executed or dated: The Deed of Trust is missing the legal description attached as Exhibit A. Deed of Trust in file dated XXX reflects "SEE ATTACHED EXHIBIT A" on Page 2, however, Exhibit A is missing. Need full copy of Deed of Trust inclusive of Exhibit A Legal Description and any Riders.
COMMENTS: 03/31/2021 Received copy of Recorded Deed of Trust inclusive of Legal Description and Riders.

2) Document not properly executed or dated:  The Deed of Trust and all riders are unsigned and not dated.  Need fully executed Deed of Trust signed and notarized, including all Riders and Exhibits.
COMMENTS: 03/31/2021 Received copy of Recorded Deed of Trust signed and notarized inclusive of Legal Description and Riders.

3) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 03/31/2021 Received Bailee Letter inclusive of Wire Intructions.

4) Missing pre-consummation VOE from borrowers prior employment with Microsoft.
COMMENTS: 03/31/2021 Received pre consummation VOE for the borrower

5) The vesting on title does not match the vesting per the Deed of Trust: "XXX, who also appears of record as XXX" vs. "XXX, who appears of record as XXX."
							COMMENTS: 04/06/2021 - Received final title and recorded mortgage with correct vesting			Compensating Factors: 1. Excellent mortgage history 0x30 since inception XXX 2. High credit score XXX for borrower 3. Low LTV of XXX%	3/25/2021	Primary Residence	WA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	292483605	XXX	1) Missing the following required Federal and/or State Disclosures: Missing Grant Deed to confirm Vesting on Mortgage in file.
COMMENTS: 03/10/2021 Received Title to Real Estate and confirmed Vesting.

2) Missing signed and dated Balance sheet for borrowers schedule "C" business.
							COMMENTS: 03/15/2021 signed and dated XXX for XXX			Compensating Factors: 1. Excellent mortgage history 0x30 since inception XXX 2. High credit score XXX/XXX for borrower/co-borrower 3. Low DTI of XXX%	3/5/2021	Primary Residence	SC	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	724296205	XXX	1) Loan closed in the name of a trust. Missing an attorney opinion letter or legal attestation signed by the lender (must be an officer or legal counsel) stating that the Trust meets XXX/XXX secondary market requirements and any applicable state requirements.
COMMENTS: 03/12/2021 Received attorney opinion letter

2) Missing documentation to show the 2018 IRS taxes owed of $XXX and 2019 taxes owed of $XXX have been paid.  If utilizing IRA repayment plan, copy of re-payment terms required.  Subject to re-calculation of debt ratio upon receipt.  //UPDATE 03/16/2021 transcripts reflect borrower owes the IRS, missing evidence of payments for 2018 and 2019 taxes owed
							COMMENTS: 03/27/2021 - Received supporting docs // - // //UPDATE XXX transcripts reflect borrower owes the IRS, missing evidence of payments for 2018 and 2019 taxes owed			Compensating Factors: 1. XXX credit score. XXX points above program minimum credit score of 700 2. XXX% DTI. XXX% below program maximum DTI of 43% 3. XXX% LTV. XXX% below program maximum LTV of 80%	3/9/2021	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
5/12/2021	XXX	XXX	112430755	XXX	1) Document not properly executed or dated: The Deed of Trust is missing the legal description attached as Exhibit A. Deed of Trust in file dated XXX reflects "SEE ATTACHED EXHIBIT A" on Page 2, however, Exhibit A is missing. Need full copy of Deed of Trust inclusive of Exhibit A Legal Description and any Riders.
COMMENTS: 03/04/2021 Received copy of Recorded Deed of Trust inclusive of Legal Description.

2) Missing the source of the additional $XXX deposit reflected on the final Closing disclosure.  Asset statements provided do not reflect funds being issued from these accounts (XXX and XXX account ending XXX / XXX
COMMENTS: 03/02/2021 Received source of large deposit

3) Missing documentation to support sufficient assets to meet minimum reserve requirement of $XXX (PITIA $XXX x 6 months).  Total verified assets of $XXX less closing monies of $XXX  = net reserves of $XXX and is short in the amount of $XXX.
COMMENTS: 03/03/2021 - Received supporting docs. The business statement from XXX were used for Closing Costs not reserves

4) Missing 3rd party verification of the borrowers schedule "C" business "XXX" as required by guidelines.// UPDATED // 04/10/2021 - Received Tax Preparer letter dated XXX Missing 3rd party verification of the borrowers schedule "C" business "XXX" dated prior to the date of consummation
COMMENTS: 04/12/2021 - Received supporting docs // - // 04/10/2021 - Received Tax Preparer letter dated XXX Missing 3rd party verification of the borrowers schedule "C" business "XXX" dated prior to the date of consummation

5) Missing current P&L Statement for: XXX.  Copy provided was signed by XXX who is not the owner of the business.  Missing signed and dated YTD P&L statement from XXX forXXX. // UPDATED // 03/29/2021 - Received signed P&L from XXX for XXX dated XXX Missing signed P&L for XXX for XXX dated prior to the date of consummation // UPDATED // 03/31/2021 - Received signed and dated P&L for XXX Schedule C.  Missing signed P&L for XXX for XXX dated prior to the date of consummation
COMMENTS: 4/6/21: Preconsummation P&L received.  //   03/31/2021 - Received signed and dated P&L for XX Schedule C.  Missing signed P&L from XXX for XXX dated prior to the date of consummation // - // 03/29/2021 - Received signed P&L from XXX for XXX dated XXX Missing signed P&L from XXX for XXX dated prior to the date of consummation

6) Missing the 2018 and 2018 IRS tax transcripts for XXX.  Copies provided are for the co-borrower only.
COMMENTS: 03/18/2021 - Received 2018/2019 W2 Transcript for XXX // - // 03/08/2021 - Received 2018 tax transcript and 2019 transcript with no records found. Missing 2018/2019 W2 transcripts.The 2019 1040 transcripts reflect no record found. // - // 03/04/2021 - Received correspondece. Missing 2018/2019 tax transcript for the primary borrower XXX

7) Missing a verbal VOE within 10 business days prior to the Note Date for borrower's schedule "C" business: XXX  //UPDATE 03/01/2021 - Received email correspondence. Missing VVOE or 3rd party proof of XXX for Schedule C due to business running at a negative
COMMENTS: 04/12/2021 - Received supporting docs

8) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
COMMENTS: 03/22/2021 Received payment history	1) Missing signed and dated Balance sheet for the following businesses:Borrower Schedule "C" "XXX" Co-borrower's schedule "C" "XXX." Co-borrower 1120 XXXPer guidelines, required regardless if income is used to qualify.
									COMMENTS: 04/14/2021 - Received exception letter request. Escalate to for approval - Exception Approved. Exception uploaded to 3 party	Compensating Factors: 1. Excellent mortgage history 0x30 since inception XXX 2. High credit score XXX/XXX for borrower/co-borrower 3. Low LTV ofXXX%	2/19/2021	Primary Residence	CA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	610134972	XXX	1) Missing pre-consummation signed and dated 2020 P&L Statement and Balance Sheet for: XXX, XXX
COMMENTS: 03/31/2021 - Received signed and dated P&L and Balance Sheet for XXX, XXX

2) Missing current bank statement for XXX. Last statement provided is dated XXX versus Note date XXX  Statement is expired.  //UPDATE 04/05/2021 Received updated statement however missing LOE for large deposit $XXX on XXX
COMMENTS: 04/08/2021 Received LOE and evidence of large deposit

3) Missing evidence of insurance coverage at time of consummation.  Copy provided reflects effective date of XXX versus Note execution date of XXX   ///  UPDATED 4/2/21: received same copy of insurance that did not become effective until after the loan closed.  Missing copy of policy that was active prior to loan closing date. // UPDATED // 04/14/2021 - Received Replacement Cost Estimate. Missing copy of policy that was active prior to loan closing date
COMMENTS: 4/16: cleared; rec'd no gap in coverage; new policy in effect at time of disbursement
04/14/2021 - Received Replacement Cost Estimate. Missing copy of policy that was active prior to loan closing date. // - ///  UPDATED 4/2/21: received same copy of insurance that did not become effective until after the loan closed.  Missing copy of policy that was active prior to loan closing date.

4) Missing verification of XXX within 10 calendar days prior to the Note Date for the borrower.  Copy provided is dated XXX and exceeds days of the XXX consummation date (Note date). // UPDATED // 03/30/2021 - Received processor cert dated XXX Missing verification of XXX within 10 calendar days prior to the Note Date for the borrower. The Lender verification must be dated prior to the date of consummation   ///  UPDATED 4/2/21: Received verbal verification dated XXX and is dated after loan closing date of XXX  Missing copy of verbal verification completed prior to date of loan closing.  ///  UPDATED 4/6/21: Business search received, however, does not meet COVID guideline requirement of either (1) evidence of current work (invoices or contracts), (2) evidence of current business receipts within 10 days of Note;  (3) Business website demonstrating activity supporting current business operations;  or (4) lender certification the business is open and operating(must be provided by an arms length 3rd party source with contact information - not eligible when verified thru the borrower).  //UPDATE 04/08/2021 Received VOE dated XXX based on a conversation however this is not an acceptable VOE.
COMMENTS: 04/09/2021 - Received VVOE and Website verification dated XXX// - //UPDATE 04/08/2021 Received VOE dated XXX based on a conversation however this is not an acceptable VOE

5) A payment history is required when >15 days have elapsed since the first payment due date.
COMMENTS: rec'd	1) This loan failed the TILA Right of Rescission test. The funding date is before the third business day following consummation. The rescission "midnight of" date was XXX and loan funded on XXX loan failed the TILA right of rescission test.Closed-end ( 12 CFR 1026.23(a)(3) , transferred from 12 CFR 226.23(a)(3) ), Open-end ( 12 CFR 1026.15(a)(3) ,transferred from 12 CFR 226.15(a)(3) ) The funding date is before the third business day following consummation.The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of thenotice required by 12 CFR 1026.23 or 1026.15, or delivery of all material disclosures, whichever occurs last.
COMMENTS: 04/05/2021 Received borrower letter for PC CD

//UPDATE: 03/29/2021 Received PC CD dated XXX reflecting accurate Interest From date, however, Missing letter of explanation or other evidence of borrower notification of the error for the Post Consummation Closing Disclosure.	1) Missing copy of signature page dated prior to date of consummation for the borrower's 2018 1040 personal tax returns. // UPDATED // 03/31/2021 - Received signed 2018 dated XXX. Missing copy of signature page dated prior to date of consummation for the borrower's 2018 1040 personal tax returns.
									COMMENTS: 04/06/2021 Waived per XXX	Compensating Factors: 1. Excellent mortgage history 0x30 since inception XXX 2. High credit score XXX/XXX for borrower/co-borrower	3/24/2021	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG3	EG2	EG1	EG1
5/12/2021	XXX	XXX	939371502	XXX	1) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 04/14/2021 Received Bailee Letter inclusive of Wire Instructions.

2) Missing the following required Federal and/or State Disclosures: Georgia Foreclosure Disclosure Addendum as per Page 2 of 10 on Security Deed.
COMMENTS: 04/09/2021 Received full copy of Recorded Security Deed inclusive of Georgia Foreclosure Disclosure.

3) Missing documentation to support lender verified borrowers identities as reflected on the Fraud Alert in credit report dated XXX
COMMENTS: 04/13/2021 - Received identity verification

4) Missing a verbal VOE within 10 business days prior to the Note Date for co-borrower's employment with XXX  VOE in file is dated XXX Missing re-verification prior to Note date.
COMMENTS: 04/10/2021 - Received VOE for the co-borrower with XXX dated XXX

5) A payment history is required when >15 days have elapsed since the first payment due date.
							COMMENTS: 04/26/2021 - Received transaction history to support April 1 payment was made. Document was uploaded to XXX			Compensating Factors: 1. Excellent rental history for past XXX months. 2. High credit score XXX/XXX for borrower/co-borrower 3. Low DTI of XXX%	4/6/2021	Primary Residence	GA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	947476651	XXX	1) The loan contains errors within one or more TRID disclosure. Missing explanation letter to borrower and proof of method of delivery to borrower for $XXX Lender Credit and Post Consummation Closing Disclosure dated XXX
COMMENTS: 03/15/2021 Received email to borrower and Settlement Statement in file reflects the $XXX Lender Credit.

2) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 03/15/2021 Received Bailee Letter inclusive of Lender's Wire Instructions.

3) Missing verbal VOE prior to closing. VOE completed XXX versus date of consummation of XXX
COMMENTS: 03/15/2021 Received VVOE dated XXX  - Note dated XXX

4) Missing copy of K1 for business reflected on 2019 personal tax transcripts (partnership on schedule E).  If 25% or greater ownership, missing copy of the 1054 signed and dated returns (prior to date of consummation), signed and dated P&L, Balance sheet and 3rd party proof of business.  Subject to re-calculation of debt ratio upon receipt.
COMMENTS: 03/19/2021 - Received supporting docs. // - // 03/16/2021 - Received Schedule K1 reflecting Various%. Missing documentation from employer to support that the percentage reflected on Schedule K1 is less than 25%

5) Missing signed and dated copy of the 2018 and 2019 personal tax returns dated prior to date of consummation.  The copy of the 2018 tax return is signed/dated on XXX and the 2019 tax return is signed/dated on XXX both occurred after the date of consummation of XXX
							COMMENTS: 03/16/2021 - Received 2018/2019 signed tax returns dated on XXX			Compensating Factors: 1. Excellent mortgage history 0x30 since inception XXX 2. High credit score XXX for borrower 3. Low DTI of XXX%	3/10/2021	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	398839492	XXX	1) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 03/15/2021 Received Lender's Wire Instructions

2) The Mortgage/Deed of Trust is missing the legal description attached as Exhibit A.  Deed of Trust in file dated XXX reflects "SEE ATTACHED EXHIBIT A" on Page , however, Exhibit A is missing.  Need full copy of Mortgage/Deed of Trust inclusive of Exhibit A Legal Description and any Riders.
COMMENTS: 03/17/2021 Received Recorded Deed of Trust inclusive of Legal Description.

//UPDATE:  03/15/2021 Received only 1 page Legal Desription.  As condition reflects, NEED Full Copy of Deed of Trust inclusive of Legal Description and any Riders.

3) Missing a verbal VOE within 10 business days prior to the Note Date for the co-borrower's business: XXX
COMMENTS: 03/18/2021 - Received supporting docs // - // 03/16/2021 - Received invoice dated XXX Missing a verbal VOE within 10 business days prior to the Note Date for the co-borrower's business: XXX

4) Missing 3rd party verification using business license, CPA or regulatory agency validation for the co-borrower's self-employment: XXX
							COMMENTS: 03/18/2021 - Received CPA letter dated XXX // - // 03/16/2021 - Received 3rd party verification for XXX dated after the consummation date. Missing 3rd party verification using business license, CPA or regulatory agency validation for the co-borrower's self-employment: XXX dated prior to the date of consummation			Compensating Factors: 1. Excellent mortgage history 0x30 since inception XXX 2. High credit score XXX/XXX for borrower/co-borrower	3/11/2021	Primary Residence	VA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	784359488	XXX	1) This loan failed TRID timing of disclosures. Missing proof of receipt of Closing Disclosure by Non-Borrowing Spouse at least 3 days prior to Consummation. //UPDATE: 03/16/2021 There is Not a 2nd Borrower, it's a Non-Borrowing Spouse and we need Proof that the Non-Borrowing Spouse was provided a CD at least 3 days prior to Consummation.
COMMENTS: 03/16/2021 Futher review revealed transaction is a Purchase and disclosure to Non-Borrowing spouse is not required.

//UPDATE: 03/16/2021 There is Not a 2nd Borrower, it's a Non-Borrowing Spouse and we need Proof that the Non-Borrowing Spouse was provided a CD at least 3 days prior to Consummation.

2) The loan contains errors within one or more TRID disclosure.   Missing letter of explanation or other evidence of borrower notification of the error for the Post Consummation Closing Disclosure issued XXX
COMMENTS: 03/15/2021 Received proof PC CD was email to borrower.

3) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 03/14/2021 Received Bailee Letter inclusive of Wire Instructions.

4) The loan contains errors within one or more TRID disclosure: The Lender NMLS ID number on the Contact Information section of the Post Consummation Closing Disclosure dated XXX does not match the Note and Deed of Trust and is not attributed to the Lender per Note.
COMMENTS: 03/15/2021 Received PC CD dated XXX reflecting accurate Lender NMLS number.

5) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.  Missing evidence of XXX payment
							COMMENTS: rec'd			Compensating Factors: 1. Excellent mortgage history 0x30 since inception XXX 2. High credit score XXX for borrower	3/10/2021	Primary Residence	FL	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	514533946	XXX	1) Document not properly executed or dated: The Deed of Trust is missing the legal description attached as Exhibit A. Deed of Trust in file dated XXX reflects "SEE ATTACHED EXHIBIT A" on Page 3, however, Exhibit A is missing. Need full copy of Deed of Trust inclusive of Exhibit A Legal Description and any Riders.
COMMENTS: 03/22/2021 Received Recorded Deed of Trust inclusive of Legal Description and Rider.

2) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 03/22/2021 Received Lender's Wire Instructions.

3) Missing 6 months housing history from borrower's prior residence at XXX.  Borrower currently renting at XXX for 18 months per VOE and payment history and does not meet 24 month housing history requirement.  //UDPATE XXX Received amended 1003 however only VOR provided for XXX, missing prior residence VOR to complete 24 month housing history required
							COMMENTS: 04/01/2021 Only 12 months required. Borrower is not first time home buyer			Compensating Factors: 1. Excellent mortgage history 0x30 since inception XXX 2. High credit score XXX for borrower 3. Low LTV of XXX%	3/17/2021	Primary Residence	CA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	977041572	XXX	1) Missing the following required Federal and/or State Disclosures: Grant Deed to confirm Vesting on Deed of Trust in file.
COMMENTS: 03/25/2021 XXX relys on Final Policy of which their Doc Custody Company reviews.

2) Missing source of large deposit on XXX in the amount of XXX reflected on the borrower XXX account ending in XXX
COMMENTS: 03/27/2021 - Received source of large deposit	Compensating Factors:

1. XXX months total reserves. XXX months above program reserves requirement of 12 months for FTHB
2. XXX% DTI. XXX% below program maximm DTI of 38%
										3. XXX Credit Score. XXX points above program minimum credti score of 740	3/23/2021	Primary Residence	NV	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	957117487	XXX	1) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 04/14/2021 Received Bailee Letter inclusive of Wire Instructions

2) Missing the following required Federal and/or State Disclosures:  Privacy Policy, VA Disclosure of Terms of Mortgage Application (may be incorporated in the Financing Agreement/Lock In Agreement) VA Lock-In Agreement and VA Tangible Net Benefit Worksheet.
COMMENTS: 04/14/2021 Received Privacy Policy, VA Disclosure of Terms of Mortgage Application and VA Tangible Net Benefit Worksheet.

3) Missing a copy of the verification of employment for the primary borrower prior employer with XXX to evidence no gap in employment. The verification of employment must be dated prior to the date of consummation
COMMENTS: 04/20/2021 - Received prior VOE to support no gap in employment.

4) Missing a Verbal VOE for the primary borrower with XXX, Inc dated prior to the date of consummation
COMMENTS: 04/13/2021 - Received VVOE for the primary borrower dated XXX

5) A payment history is required when >15 days have elapsed since the first payment due date.
COMMENTS: 04/26/2021 - Received transction history to support April XXX payment made. The transaction history was uploaded to XXX	Compensating Factors:

1. XXX% DTI. XXX% below program maximum DTI of 43%
2. XXX months total reserves. XXX months above program minimum reserves requirement of 12 months
										3. XXX Credit Score. XXX points above program minimum credit score requirement of 720	4/7/2021	Primary Residence	VA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	990962483	XXX	1) This loan failed TRID zero fee tolerance. Title EDOCS/Courier/Express increased on Closing Disclosure dated XXX without a Valid Change of Circumstance resulting in the below TRID Tolerance Violation.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 1This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i)) The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX
COMMENTS: 03/17/2021 Fees were entered incorrectly as "Non-Shoppable"  Re-entered as Creditors List and received a Pass result for all Tolerance Testing.

2) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 03/14/2021 Received Lender's Wire Instructions.

3) Missing lender's attestation verifying the borrowers information in regard to the fraud alert reflected on the credit report.
COMMENTS: 03/29/2021 Received processor cert

4) Missing Seller's Closing Disclosure /Final Settlement Statement to confirm all Seller Paid Fees are reflected on the Closing Disclosure in file dated XXX
COMMENTS: 03/17/2021 Received Seller's CD

5) A payment history is required when >15 days have elapsed since the first payment due date.
COMMENTS: 04/26/2021 - Received transaction history to support XXX payment was made	1) Revised TILA Violation is -$370.00.Federal TILA; This loan failed the TILA finance charge test.( 12 CFR 1026.18(d)(1) , transferred from 12 CFR 226.18(d)(1) )The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate because it isunderstated by more than $100.00 Total understated amount -$XXX.
COMMENTS: 04/14/2021 Received copy of Reimbursement Check for $XXX, borrower letter specific to finance charge under disclosure and proof of method of delivery.  Entered into CE and received a Pass result for this test.

//UPDATE:  04/13/2021 Fees included in test of Finance Charges was provided to XXX with XXX via email to forward to Seller for review.

//UPDATE:  04/02/2021 Received new fee sheet reflecting a Seller Credit, however, a General Seller Credit cannot be applied toward Prepaid Finance Charges.  Closing Disclosure would need to reflect which fees Seller Credit is to be applied.  TILA Violation remains at -$XXX

//UPDATE: 03/31/2021 Received Lender's list of Prepaid Finance Charge Fees. Utilization of these fees results in a Finance Charge of $XXX and the Disclosed Finance Charge on the CD dated XXX is $XXX which results in a new Under Disclosed Finance Charge amount of $XX. Lender needs to reimburse borrower $XXX and provide PC CD, copy	1) Missing copy of the signed personal tax returns for year 2019 and 2018 dated prior to the date of consummation. The copies provided were signed and dated on XXX versus Note signed on XXX and do not meet the guideline requirement.
									COMMENTS: Client elected to waive - Loan closed on XXX and tax returns were signed on XXX However, tax return transcripts are in file (dated XXX). Still QM compliant	Compensating Factors: 1. Excellent mortgage history 0x30 since inception XXX 2. High credit score XXX/XXX for borrower/co-borrower	3/9/2021	Primary Residence	CA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG3	EG2	EG1	EG1
5/12/2021	XXX	XXX	512886496	XXX	1) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 04/30/2021 Received Wire Instructions

2) Missing copy of the pre-consummation signed and dated personal 1040 tax returns for tax years 2018 and 2019.  Copies provided are not signed or dated.
COMMENTS: 05/01/2021 - Received pre-consummation signed and dated 2018/2019 tax returns

3) The re-calculated XXX% debt ratio exceeds the 43.00% program maximum.  Re-calculated DTI based on 5% payment against the two open balance XXX accounts of $XXX x 5% = $XXX and $XXX x 5% = $XXX, as required by guidelines.
							COMMENTS: 05/03/2021 - Received supporting docs		1) Missing a copy of the AUS findings to match the final terms of the loan. DO findings are not acceptable for our Jumbo loan program. COMMENTS: Client elected to accept DO Findings.	Compensating Factors: 1. Excellent mortgage history 0x30 since inception XXX 2. High credit score XXX/XXX for borrower/co-borrower 3. Low LTV of XXX%	4/29/2021	Primary Residence	NY	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	382422643	XXX	1) Missing the following required Federal and/or State Disclosures: Customer ID Verification/Patriot Act Disclosure for both borrowers.
COMMENTS: 04/30/2021 Received copies of both borrower's Driver's Licenses.

2) Missing the following required Federal and/or State Disclosures:  Electronic Consent/ eSign Form completed prior to earliest esign event for both borrower's.
							COMMENTS: 04/30/2021 Received Lender's Loan Questionnaire Printout at Application reflecting both borrower's eConsents.			Compensating Factors: 1. Fico score XXX is XXX points greater than 700 mimium program requirement. 2. DTI XXX% is XXX% less than 43% program maximum program requirement.	4/27/2021	Primary Residence	TN	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG1	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	772675063	XXX	1) Missing evidence of payments for residency at XXX. VOR provided was completed by private party and cancelled checks are required from XXX through XXX to complete full 24 month history.// UPDATED // 04/18/2021 - Received rent payment from XXX to XXX Missing February rent payment
COMMENTS: 04/19/2021 - Received supporting docs // - // 04/18/2021 - Received rent payment from XXX to XXX Missing February rent payment

2) File is missing signed LOE from borrower regarding gap in employment between XXX end date of XXX and Interactive start date of XXX // UPDATED // 04/18/2021 - Received LOE from borrower indicating that the borrower was compensated by prior employer from XXX to XXX. However, the verification of employment indicated that the borrower last day of employment was on XXX for the prior employer and a start date of XXX for the current employer.
COMMENTS: 04/19/2021 - Received supporting docs // - // 04/18/2021 - Received LOE from borrower indicating that the borrower was compensated by prior employer from XXX to XXX. However, the verification of employment indicated that the borrower last day of employment was on XXX for the prior employer and a start date of XXX for the current employer.

3) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
							COMMENTS: 04/18/2021 - Received payment history to evidence XXX and XXX payment have been made			Compensating Factors: 1. Excellent rental history 0x30 since inception XXX 2. High credit score XXX/XXX for borrower/co-borrower	4/14/2021	Primary Residence	SC	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
5/12/2021	XXX	XXX	481633071	XXX	1) Missing the following required Federal and/or State Disclosures: CA Addendum to Loan Application/Notice to applicant that if married, can apply for separate account.
COMMENTS: 03/25/2021 Received Signed Married Applicant Disclosure.

2) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 03/22/2021 Received Bailee Letter inclusive of Wire Instructions.

3) Missing a copy of the XXX or XXX report.  Copy provided is the 3 page summary only. // UPDATED // 03/24/2021 - Received XXX with only 5 pages. Missing XXX with all pages including REO and MERS sections
COMMENTS: 03/27/2021 - Received a supporting docs // 03/24/2021 - ReceivedXXX with only 5 pages. Missing XXX with all pages including REO and MERS sections

4) Missing source of Deposit in the amount of $XXX and evidence of transfer to the closing agent. The deposit is reflected on the PCCD // UPDATED // 03/24/2021 - Received evidence of transfer to the closing agent. Missing source of funds in the amount of $XXX.  //UPDATE 03/30/2021 Received LOE and evidence of withdrawal from XXX XXX - the LOE is missing the XXX account number.  XXX accounts were used in the calculation of assets  - need the account number to determine accurate assets
COMMENTS: 04/01/2021 - Received revised LOE with XXX // - //UPDATE 03/30/2021 Received LOE and evidence of withdrawal from XXX XXX - the LOE is missing the XXX account number.  XXX accounts were used in the calculation of assets  - need the account number to determine accurate assets

5) Missing one full month bank statement to support the 3 Certificate of Deposits reflected on the VOD. The program guide indicates that a VOD is acceptable if accompanied by a minimum of one full month bank statement
COMMENTS: 03/24/2021 - Received CD statement to support VOD

6) Missing verification of XXX for a minimum of 2 years using Business License, CPA Letter or Regulatory Agency for the primary borrower with XXX
COMMENTS: 03/24/2021 - Received CA SOS that reflected business was open on XXX

7) Missing a copy of the signed and dated P&L Statement for XXX. Copy provided is signed, but not dated.
COMMENTS: 03/24/2021 - Received signed and dated P&L Statement

8) Missing a verbal VOE dated prior to the date of consummation for each of the borrowers. The VVOE in file is dated after the consummation date for both borrowers
COMMENTS: 03/23/2021 Note is dated XXX VVOEs provided are dated XXX

9) Missing copy of VOE for the co-borrower's employment with XXX Inc. to support continuance of bonus and commission earnings.// UPDATED // 03/24/2021 - Received VVOE for the co-borrower. Missing copy of VOE for the co-borrower's employment with XXX Inc. to support continuance of bonus and commission earnings. // UPDATED // 03/27/2021 - Received Verbal VOE for the co-borrower. Missing a written 03/24/2021 - Received VVOE for the co-borrower. Missing copy of written VOE for the co-borrower's employment with XXX Inc. to support continuance of bonus and commission earnings..
COMMENTS: 04/09/2021 - Received WVOE for the co-borrower to support bonus and commission // - // 03/27/2021 - Received Verbal VOE for the co-borrower. Missing a written VOE 03/24/2021 - Received VVOE for the co-borrower. Missing copy of VOE VOE for the co-borrower's employment with XXX Inc. to support continuance of bonus and commission earnings.. // for the co-borrower's employment with XXX Inc. to support continuance of bonus and commission earnings.	Compensating Factors:

1. XXX months total reserves. XXX months above program required reserves of 6 months
2.XXX% LTV. XXX% below program maximum LTV of 80%
3. XXX credit score. XXX points above program minimum credit score of 700
										4. XXX% DTI. XXX% below program maximum DTI of 43%	3/18/2021	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	912557565	XXX	1) Letter of explanation for difference in household size from the initial application to the final application. Subject to additional documentation upon review of the LOE.
COMMENTS: 04/27/2021 - Received email correspondence regarding household size

2) Missing a verbal VOE within 10 business days prior to the Note Date for  co-borrower's employment with XXX.  Copy provided is dated XXX versus Note date of XXX
							COMMENTS: 04/27/2021 - Received VVOE for the co-borrower			Compensating Factors: 1. Excellent mortgage history 0x30 since inception XXX 2. High credit score XX/XXX for borrower/co-borrower 3. Low DTI of XXX%	4/21/2021	Primary Residence	TN	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
5/12/2021	XXX	XXX	558176157	XXX						Compensating Factors: 1. Excellent rental history 0x30 since inception XXX 2. High credit score XXX for borrower 3. XXX months reserves	4/8/2021	Primary Residence	TX	XXX	Purchase	Qualified Mortgage Safe Harbor	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
5/12/2021	XXX	XXX	917172628	XXX	1) This loan failed TRID timing of disclosures. It appears file may be missing a Loan Estimate (LE) dated XXX as reflected on the Disclosure Tracking Summary Form in file and Lock agreement dated XXX Unable to complete regulatory compliance check and TRID Monitoring.
COMMENTS: 04/01/2021 Received LE dated XXX

//UPDATE:  04/01/2021 Received Income/Asset documentation attached to this condition which does not address condition.  Condition remains as is.

2) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 04/14/2021 Received Bailee Letter inclusive of Wire Instructions.

3) Missing the following required Federal and/or State Disclosures:  CA Fair Lending Notice and  CA Loan Impound Disclosure Waiver.
COMMENTS: 04/01/2021 Received CA Fair Lending and CA Impound Disclosure

4) Assets are verified but are not sufficient to satisfy amount needed to meet reserve requirements. Total verified assets of $XXX (including gift funds totaling $XXX) less total cash to close $XXX = net reserves of $XXX Subject loan requires 6 months reserves. PITIA $XXX x 6 = $XXX and is short in the amount of $XXX.
COMMENTS: 04/10/2021 - Received supporting documentattion

5) Missing page 2 of the legal description. Need all pages of the Deed of Trust, inclusive of the complete legal description.   ///  UPDATED 4/2/2021: copy of legal description received does not contain the complete description for parcel 5 - part of description is cut off and does not math title legal description.
COMMENTS: 04/08/2021 Received full copy of Recorded Deed of Trust inclusive of full Legal Description

4/2/2021: copy of legal description received does not contain the complete description for parcel 5 - part of description is cut off and does not math title legal description.

6) Missing evidence the $XXX gift from the donor was deposited into the borrower's account.  Copy of the borrower's account was provided reflecting a $XXX mobile deposit on  XXX, however, missing copy of the donor's check to support the mobile deposit.  The donor bank statement provided does not reflect a disbursement or check in this amount for that date.
COMMENTS: 4/2/2021: Rec'd copy of donor abiliity and proof of transfer. Cleared.

7) Missing a copy of the donors XXX statement to evidence the donor had sufficient funds available for the $XXX gift funds wired to title on XXX (as required by guidelines).  A wire receipt was provided, however, a copy of the donor's account is missing. // UPDATED // 04/13/2021 - Received a copy of a cancel check for $XXX. Missing a copy of the donors XXX statement to evidence the donor had sufficient funds available for the $XXX gift funds wired to title on XXXX
COMMENTS: 04/18/2021 - Received donors account to evidence that the $XXX gift funds was wired to the borrowers // - // 04/13/2021 - Received a copy of a cancel check for $XXX. Missing a copy of the donors XXX statement to evidence the donor had sufficient funds available for the $XXX gift funds wired to title on XXX.

8) State of California requires CO and Smoke detectors.  Appraisal does not address whether the subject has a smoke detector installed.  This is considered a health and safety issue.  //  UPDATED 4/6/2021: Received appraisal with commentary stating (1) Water heater is not strapped;  Subject appears to have a CO2 and smoke detector.  Not sufficient - documentation showing Water Heater is double strapped, and working/installed CO(Carbon Monoxide) and smoke detectors are required. // UPDATED // 04/09/2021 - Received appraisal with photos of Tank less Water Heater and CO2. Missing photos of Smoke Detector.
COMMENTS: 04/12/2021 - Received appraisal with CO2 and Smoke Detector installed

9) A payment history is required when >15 days have elapsed since the first payment due date.
COMMENTS: 04/22/2021 - Received evidence that XXX payment have been made

10) Missing a copy of the Condo Warranty form for the subject property
							COMMENTS: 05/03/2021 - Received Condo Warranty Form // - // 04/28/2021 - Received Condo Approval. Missing Condo Warranty form			Compensating Factors: 1. Excellent mortgage history 0x30 since inception XXX 2. High credit score XXX for borrower 3. Low DTI of XXX%	3/26/2021	Primary Residence	CA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	708837865	XXX	1) Missing signed and dated Balance Sheet for 2019 and 2018 for: XXX. // UPDATED // 04/28/2021 - Received pre-consummation signed and dated 2020 and 2021 P&L Statement for XXX. Missing pre-consummation signed and dated 2020 and 2021 Balance Sheet for XXX.
COMMENTS: 05/01/2021 - Received supporting docs // - // 04/28/2021 - Received pre-consummation signed and dated 2020 and 2021 P&L Statement for XXX. Missing pre-consummation signed and dated 2020 and 2021 Balance Sheet for XXX.

2) Missing updated hazard insurance policy.  The coverage does not cover the loan amount.  It is unclear whether there is additional replacement cost coverage and for what amount.  In addition, file does not contain a replacement cost estimator from insurance company.
COMMENTS: 04/28/2021 - Received HOI policy that reflected reflected replacement coverage

3) Missing credit report used for qualifying, which is dated XXX per DU.  File only contains credit supplemental copies.
COMMENTS: 04/21/2021 - Received complete credit report.

4) Missing closing instructions for final title to reflect subject loan to be the only lien as 1st position or title supplement.  Prelim shows 2 liens of record, the current 1st being paid with the subject transaction and the 2nd lien/HELOC was paid off XXX per credit supplement but is still on title.
							COMMENTS: 04/28/2021 - Received final TItle to support subject property is the only lien on title			Compensating Factors: 1. Excellent mortgage history 0x30 since inception XXX 2. High credit score XXX/XXX for borrower/co-borrower 3. Low DTI of XXX%	4/23/2021	Primary Residence	SC	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
5/12/2021	XXX	XXX	228038966	XXX	1) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 05/03/2021 Received Wire Instructions

2) Missing the following required Federal and/or State Disclosures:  Electronic Consent/ eSign Form completed prior to earliest esign event for both borrowers.
COMMENTS: 05/03/2021 Received Lender's report reflecting both borrower's eConsents on XXX

3) Missing the following required Federal and/or State Disclosures:  Privacy Policy.
							COMMENTS: 05/03/2021 Received Privacy Policy			Compensating Factors: 1. Excellent mortgage history 0x30 since inception XXX 2. High credit score XXX/XXX for borrower/co-borrower 3. Low DTI of XXX%	4/28/2021	Primary Residence	VA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG1	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	395263074	XXX	1) Document not properly executed or dated: The Deed of Trust is missing the legal description attached as Exhibit A. Deed of Trust in file dated XXX reflects "SEE ATTACHED EXHIBIT A" on Page 2, however, Exhibit A is missing. Need full copy of Deed of Trust inclusive of Exhibit A Legal Description and any Riders.
COMMENTS: 03/22/2021 Receuved full copy of Deed of Trust inclusive of Legal Description.

2) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 03/19/2021 Received Lender's Wire Instructions

3) Missing the following required Federal and/or State Disclosures: Electronic Consent/ eSign Form completed prior to earliest esign event.
COMMENTS: 03/19/2021 Received proof of eConsents XXX and XXX

4) Missing the following required Federal and/or State Disclosures:  Privacy Policy.
COMMENTS: 03/19/2021 Received Privacy Policy

5) Missing copy of signed and dated 1120S tax return for year 2019.  Copy provided is not signed or dated.
COMMENTS: 03/22/2021 Received signed 2019 1120s

6) Missing copy of lender's fraud tool as required by guidelines.
COMMENTS: 03/22/2021 Received XXX report

7) Missing copy of tax obligation for property located at XXX.  Subject to re-calculation of debt ratio upon receipt.
							COMMENTS: 03/22/2021 Received copy of tax bill for XXX			Compensating Factors: 1) Low LTV of XXX% 2) Strong credit score of XXX for each borrower 3) Low DTI of XXX%	3/17/2021	Primary Residence	NC	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	473401698	XXX	1) Document not properly executed or dated: "Missing proof of consumer's receipt of Initial Closing Disclosure provided reflecting a Date Issued of XXX and a Consummation date of XXX results in the below TRID timing violation.Initial Closing Disclosure Timing Requirements - XXX This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR 1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked aseither: b "USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is lessthan six business days (counting all calendar days except Sunday and specified legal public holidays) before theconsummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendardays except Sunday and specified legal public holidays) before the consummation date, or closing / settlement dateif no consummation date is provided, of the transaction; or The initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than threebusiness days (counting all calendar days except Sunday and specified legal public holidays) before the consummationdate, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph 1026.19(f)(1)(i) no later thanthree business days before consummation.
COMMENTS: 04/19/2021 Received actual Initial CD dated XXX not previously in file.  Entered into CE and received a Pass result for this test.

2) Document not properly executed or dated: Transfer Taxes increased on Loan Estimate dated XXX without a Valid Change of Circumstance resulting in the below TRID tolerance violation.  Change of Circumstance in file for XXX is inaccurate/incomplete.  Change of Circumstance does not reflect the increase of Transfer Taxes.  All Change of Circumstance forms must reflect addition/increase in fees and decreases in Lender Credits.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 1 This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.
COMMENTS: 04/14/2021 Received COC with "Borrower's Request" highlighted.  Applied "C" to Transfer Taxes and received a Pass result for all tolerance testing.

3) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
							COMMENTS: 04/26/2021 - Received transaction history to support April 1 payment was made			Compensating Factors: 1. Excellent mortgage history 0x30 since inception XXX 2. High credit score XXX/XXX for borrower/co-borrower 3. Low DTI of XXX%	4/12/2021	Primary Residence	IL	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	449462453	XXX	1) Missing the following required Federal and/or State Disclosures: Missing Grant Deed to confirm Vesting on Mortgage in file.
COMMENTS: 04/28/2021 XXX will rely on their Document Management Company to validate the Mortgage document.

2) Missing the following required Federal and/or State Disclosures:  FL Notice to Purchaser-Mortgagor
COMMENTS: 05/06/2021 Received Signed Notice and Waiver of Owner's Policy of Title Insurance which is sufficient in lieu of Notice to Purchaser-Mortgagor.

3) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
COMMENTS: 04/28/2021 - Received transaction history to support April 1, 2021 payment was made	Compensating Factors:
1. XXX credit score; XXX points > 680 minimum
2. XXX% debt ratio; XXX% < 43% maximum
3. XXX months reserves; XXX months > 12 month minimun (6 primary, 6 rental)
										4. 0x30 mortgage history since inception XXX	4/20/2021	Primary Residence	FL	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	863853274	XXX	1) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 04/12/2021 Received Lender's Wire Instructions

2) Missing the following required Federal and/or State Disclosures:  Electronic Consent/ eSign Form in file is dated XXX however, earliest eSign event occurred XXX  Need Electronic Consent/ eSign Form completed prior to earliest esign event.
COMMENTS: 04/12/2021 Received eConsents dated XXX and XXX

3) Missing the following required Federal and/or State Disclosures: Privacy Policy.
COMMENTS: 04/12/2021 Received Privacy Policy

4) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.// UPDATED // 04/20/2021 - Received seller comment regarding that the April payment have not been made. Please provide current subject payment history
							COMMENTS: 04/26/2021 - Received transaction history to support April 1 payment was made // - // 04/20/2021 - Received seller comment regarding that the April payment have not been made. Please provide current subject payment history			Compensating Factors: 1. Excellent mortgage history 0x30 since inception XXX 2. High credit score XXX/XXX for borrower/co-borrower	4/8/2021	Primary Residence	VA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	561249613	XXX	1) Missing pre-consummation VOE for co-borrowers prior employment with XXX
COMMENTS: 04/10/2021 - Received VOE for prior employer for the co-borrower

2) A payment history is required when >15 days have elapsed since the first payment due date.
COMMENTS: 04/21/2021 - Received evidence that XXX payment have been made	1) Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 1 This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX. This loan failed TRID zero fee tolerance. Survey Fee increased on Closing Disclosure dated XXX and Appraisal Fee increased on Closing Disclosure dated XXX all without a Valid Change of Circumstance resulting in the below TRID tolerance violation. Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 1This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX
COMMENTS: 04/24/2021 Received PC CD dated XXX with copy of Refund Check for $XXX.  Entered into CE and received a Pass result for Reimbursement Testing.

//UPDATE:  04/12/2021 There is no 10% Violation as the end result of 10% fees were not over tolerance.  New TRID Tolerance Violation is $XXX

Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 1
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))
The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).

								One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX		Compensating Factors: 1. Excellent mortgage history 0x30 since inception XXX 2. High credit score XXX/XXX for borrower/co-borrower 3. Low DTI of XXX%	4/8/2021	Primary Residence	TX	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
5/12/2021	XXX	XXX	623801944	XXX	1) Missing complete copy of 2019 personal tax return. The 2018 return reflects schedule "C" earnings. If schedule "C" active, additional conditions may apply.
COMMENTS: 03/30/2021 - The Schedule C business is in the non-borrowing spouse social secuirty number.	Compensating Factors:

1. XXX credit score. XXX points above program credit score of 700
2. XXX months total reserves. XXX months above program minimum reserves requirement of 6 months
										3. XXX% DTI. XXX% below program maximum DTI of 43%	3/23/2021	Primary Residence	AZ	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
5/12/2021	XXX	XXX	385814117	XXX	1) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 04/19/2021 Received Wire Instructions

2) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
COMMENTS: 04/26/2021 - Received transaction history with evidence of XXX payment made.	1) Missing complete 24 month housing history. Current residence verified with VOR and cancelled checks from XXX through XXX Prior residence in XXX was paid by the borrower's employer per VOE and does not meet guideline requirement. // UPDATED // 04/26/2021 - Received email correspondence that indicated the VOR is required. Missing complete 24 month housing history. Current residence verified with VOR and cancelled checks from XXX through XXX Prior residence in XXX was paid by the borrower's employer per VOE and does not meet guideline requirement. Not able to determine if an exception is requested. // UPDATED // 04/26/2021 - File escalated for review at 8:46pm
									COMMENTS: 04/27/2021 - Exception Approved. Exception Approval saved to 3rd party // - // 04/26/2021 - File escalated for review at 8:46pm. // - // 04/26/2021 - Received email correspondence that indicated the VOR is required. Missing complete 24 month housing history. Current residence verified with VOR and cancelled checks from XXX through XXX Prior residence in XXX was paid by the borrower's employer per VOE and does not meet guideline requirement. Not able to determine if an exception is requested.	Compensating Factors: 2. High credit score XXX for borrower 3. Low LTV of XXX%	4/15/2021	Primary Residence	SC	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	968653343	XXX	1) Missing documentation to support acquisition date, repayment terms and occupancy type for property at XXX. Property reflected on the loan application with mortgage to XXX of $XXX x $XXX without any supporting documentation. Credit report reflects mortgage amount of $XXX x $XXX and is contradictory to information on the loan application. Additional conditions may apply upon receipt. // UPDATED // 04/30/2021 - Received construction Note, Mortgage and CD. Missing monthly obligation for property tax and insurance
							COMMENTS: 05/03/2021 - Received tax and insurance // - // 04/30/2021 - Received construction Note, Mortgage and CD. Missing monthly obligation for property tax and insurance			Compensating Factors: 1. Excellent mortgage history 0x30 since inception XXX 2. High credit score XXX/XXX for borrower/co-borrower 3. Low LTV of XXX%	4/26/2021	Primary Residence	GA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
5/12/2021	XXX	XXX	128659009	XXX	1) The loan contains errors within one or more TRID disclosure. Missing letter of explanation or other evidence of borrower notification of the error for the Post Consummation Closing Disclosure issued XXX
COMMENTS: 05/03/2021 Received borrower letter

//UPDATE:  04/29/2021 Received a letter from Lender to explain the PC CD, however, WHAT IS NEEDED is a copy of the Letter to the Borrower and/or Proof of Method of Delivery of the PC CD to borrower.

2) Missing copies of the 2018/2019 of the K1's for the following businesses listed on Schedule "E" of the 1040 personal tax returns: XXX(XXX) and  XXX (XXX).
COMMENTS: 05/01/2021 - Received K1 for all requested businesses

3) Missing copy of pre-consummation signed and dated 2018 and 2019 personal 1040 tax returns.  Copies provided are not signed or dated. // UPATED // 05/01/2021 - Received post-consummation signed and dated 2018/2019 tax returns. Missing copy of pre-consummation signed and dated 2018 and 2019 personal 1040 tax returns
COMMENTS: 05/07/2021 - Received supporting docs // - // 05/01/2021 - Received post-consummation signed and dated 2018/2019 tax returns. Missing copy of pre-consummation signed and dated 2018 and 2019 personal 1040 tax returns

4) Missing IRS tax transcript for 2018 and 2019. Subject to recalculation of debt and request of additional applicable document(s). // UPDATED // 05/01/2021 - Received post-consummation 2018/2019 tax transcripts that was ordered on XXX. Missing IRS tax transcript for 2018 and 2019 prior to the Note date
COMMENTS: 05/07/2021 - Received supporting dos // - // 05/01/2021 - Received post-consummation 2018/2019 tax transacript that was ordered on XXX Missing Missing IRS tax transcript for 2018 and 2019 prior to the Note date

5) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
							COMMENTS: 05/01/2021 - Received transaction history to support that XXX payment was made			Compensating Factors: 1. Excellent mortgage history 0x30 since inception XXX 2. High credit score XXX/XXXfor borrower/co-borrower 3. Low DTI of XXX%	4/16/2021	Primary Residence	WA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	160762550	XXX			1) Missing Lender's Wire Instructions for XXX Purchase from Lender. COMMENTS: 05/06/2021 Received Lender's Wire Instructions			Compensating Factors: 1. Excellent mortgage history 0x30 since inception XXX 2. High credit score XXX/XXX for borrower/co-borrower 3. Low LTV of XXX%	5/3/2021	Primary Residence	VA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG1	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	951509502	XXX	1) This loan failed TRID 10% fee tolerance. Recording Fees increased on Closing Disclosure dated XXX without a Valid Change of Circumstances resulting in the below TRID violation. Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 1This loan failed the charges that in total cannot increase more than 10% test. (12 CFR 1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faithtolerance according to 1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($XXX) exceed thecomparable charges ($XXX) by more than 10%. Total Amount $XXX.
COMMENTS: 04/09/2021 Received COC dated XXX  Entered into CE and received a Pass result for reimbursement testing.

2) Missing evidence of transfer and receipt of Net Proceeds from the closing agent for the amount of $XXX
COMMENTS: 04/13/2021 - Received supporting docs

3) Missing documentation to support that the October, November, December and January mortgage payment with XXX account ending in XXX were made.
COMMENTS: 04/19/2021 - Received payment history to support October, November, December and January mortgage payment were made. // - // 04/13/2021 - Received seller comment. Missing documentation to support that the October, November, December and January mortgage payment with XXX account ending in XXX were made. The credit report in file dated XXX reflected last reported payment date of XXX The loan file does not contained asset statements to evidence that October, November, December and January mortgage payment were made.

4) The Mortgage is missing the legal description.  Need full copy of Mortgage inclusive of Legal Description and any Riders.
COMMENTS: 04/12/2021 Received Signed PUD Rider.

//UPDATE:  04/09/2021 Received copy of Mortgage inclusive of Legal Description, however, copy is Missing the PUD Rider.  Need  full copy of Mortgage inclusive of Legal Description and any Riders.

5) Both borrower's on the transaction relied on the use of a Power of Attorney and prohibited per guidelines.  Additionally, file is missing a  Certified copy of the Power of Attorney documentation used to close the loan.
COMMENTS: 04/09/2021 - Meets XXX LL-2021-03

6) A payment history is required when >15 days have elapsed since the first payment due date.
							COMMENTS: 04/21/2021 - Received payment history to support XXX payment have been made			Compensating Factors: 1. XXX% DTI. XXX% below program maximum DTI of 43% 2. XXX Credit Score. XXX points above program minimum credit score of 700 3. XXX% LTV. XXX% below program maximum LTV of 80%	4/7/2021	Primary Residence	NJ	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	328313977	XXX	1) Final Title Policy in file is not for the full amount of the loan. The policy is for $XXX which does not cover the full loan amount of $XXX
COMMENTS: 04/12/2021 - Received final title with correct loan amount

2) Missing corrected final 1003 to reflect base pay and corrected taxes.
							COMMENTS: 04/10/2021 - Received corrected 1003			Compensating Factors: DTI is XXX% FICO is XXX LTV is XXX%	4/7/2021	Primary Residence	NY	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
5/12/2021	XXX	XXX	603981387	XXX			1) Missing 2019 W2 statement for primary borrower. COMMENTS: 05/07/2021 - Received support doc. XXX reflect 2019/2020 total earnings			Compensating Factors: 1. Fico XXX is XXX points greater than 680 minimum program guidelines. 2. LTV XXX% is XXX% less than 80% maximum program guidelines.	5/4/2021	Primary Residence	TX	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
5/12/2021	XXX	XXX	644186612	XXX	1) Missing the following required Federal and/or State Disclosures: Proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 03/30/2021 Received Electronic Delivery reflecting Appraisal was emailed to borrower XXX

2) Missing the following required Federal and/or State Disclosures:  IL Appraisal Notice
COMMENTS: 03/30/2021 Appraisal language on LE is sufficient to cover IL Appraisal Notice.

3) Missing updated paystub for the primary borrower with XXX The paystub in file expired onXXX
							COMMENTS: 04/01/2021 - Received updated paystub for the primary borrower			Compensating Factors: 1. XXX Credit Score. XXX points above program minimum credit score of 700 2. XXX% LTV. XXX% below program maximum LTV of 80% 3. XXX% DTI. XXX% below program maximum DTI of 43%	3/24/2021	Primary Residence	IL	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	752492136	XXX	1) Missing copy of pre-consummation signed and dated 2020 P&L and Balance sheet for XXX or proof business entity is no longer active.
COMMENTS: 4/2/21: Received document showing business dissolved. Cleared.

2) Missing copy of the 2018 K1 for XXX.  Subject to re-calculation of debt ratio upon  receipt.
COMMENTS: 4/2/21: Received 2018 K1. Cleared.	1) Missing copy of pre-consummation signed and dated 2018 and 2019 1040 personal tax returns. Copies provided are signed, but not dated. //UPDATE 04/05/2021 request for exception sent
COMMENTS: 04/08/2021 XXX made an exception	Compensating Factors:

1. XXX% DTI. XXX% below program maximum DTI of 43%
2. XXX months total reserves. XXX months above program reserves requirement of 6 months
										3. XXX credit score. XXX points above program minimum credit score of 700	3/31/2021	Primary Residence	NC	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
5/12/2021	XXX	XXX	623411212	XXX	1) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 03/03/2021 Received Bailee Letter inclusive of Wire Instructions.

2) Missing payment history for the subject loan. Loan has aged > 15 days since first payment date of XXX as reflected on the Note.
COMMENTS: 03/04/2021 Received payment history	1) Affiliated Business Arrangement Disclosure Statement is in file, however, it is not signed by borrower(s). Need fully executed Affiliated Business Arrangement Disclosure Statement.
									COMMENTS: Condition has been cleared as a non-material exception. Under the advisement of our outside counsel, 1024.15 and Appendix D, the ABA Disclosure is intended to be signed by the borrower as evidence of acknowledgement and receipt, however the exclusion of one or more borrower's signature is not, in itself, a material violation.	Compensating Factors: 1. Excellent mortgage history 0x30 since inception XXX 2. High credit score XXX for borrower 3. Low LTV of XXX%	2/24/2021	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
5/12/2021	XXX	XXX	940023374	XXX	1) Missing the following required Federal and/or State Disclosures: Signed W9- Payers Request for Taxpayer ID for Co-Borrower.
COMMENTS: 03/02/2021 Received W-8BEN Foreign Status for Co-Borrower.

2) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 03/02/2021 Received Bailee Letter inclusive of Wire Instructions.

3) Missing tax bill and hazard declaration for XXX.  DTI to be recalculated.
COMMENTS: 03/03/2021 Received property profile and evidence of insurance

4) Missing payment history for the subject loan. Loan has aged > 15 days since first payment date of XXX as reflected on the Note.
COMMENTS: 03/03/2021 Received payment history

5) Missing XXX for appraised value $XXX  //UPDATE 03/11/2021 Missing XXX with value of $XXX for appraisal dated XXX
COMMENTS: 03/11/2021 - Received updated appraisal and XXX with correct value // - //UPDATE 03/11/2021 Missing XXX with value of $XXX for appraisal dated XXX

6) Missing corrected 1003, 1008 and AUS with correct appraised value
COMMENTS: 03/11/2021 - received updated appraisal and XXX to match 1008 and AUS

7) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.  Missing evidence of the XXX payment
COMMENTS: 03/18/2021 Received payment history

8) Co-borrower is a non-permanent resident alien - loans to borrowers with non-permanent residency status are ineligible for purchase
COMMENTS: Here is H1B in file. And, SSN Check came back with a match. The H1B expired on XXX	1) Affiliated Business Arrangement Disclosure Statement is in file, however, it is not signed by borrower(s). Need fully executed Affiliated Business Arrangement Disclosure Statement.
									COMMENTS: Condition has been cleared as a non-material exception. Under the advisement of our outside counsel, 1024.15 and Appendix D, the ABA Disclosure is intended to be signed by the borrower as evidence of acknowledgement and receipt, however the exclusion of one or more borrower's signature is not, in itself, a material violation.	Compensating Factors: 1. Fico XXX is XXX points greater than program guidelines 720. 2. LTV of XXX% is XXX% less tham program maximum 80%. 3. DTI of XXX% is XXX% less tham program maximum 43%.	2/24/2021	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
5/12/2021	XXX	XXX	487602508	XXX	1) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 04/29/2021 Received Bailee Letter inclusive of Wire Instructions

2) Missing 1 additional month of asset statement with XXX account ending in XXX to support a full 60 days asset verification. In addition, the provided XXX asset statement account ending in XXX dated XXX expired on XXX
COMMENTS: 05/01/2021 - Received 1 additional month of asset statement from XXX account ending in XXX

3) Missing a fully executed Subordination Agreement for the HELOC with XXX
COMMENTS: 05/03/2021 - Received recorded Subordination Agreement

4) Missing a signed and dated 2018/2019 personal tax returns. The provided copy are not signed or dated. The signed and dated tax returns must be dated prior to the date of consummation or Note date
COMMENTS: 05/01/2021 - Received pre-consummation signed and dated 2018/2019 tax returns	Compensating Factors:

1. XXX% DTI. XXX% below program maximum DTI of 43%
2. XXX months total reserves. XXX months above program reserves requirement of 12 months
										3. XXX credit score. XXX points above credit score minimum requirement of 720	4/24/2021	Primary Residence	TN	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	211632688	XXX	1) Missing the following required Federal and/or State Disclosures: Escrow Account Waiver Disclosure and CA Per Diem Interest Disclosure.
COMMENTS: 04/07/2021 Received Loan Impound Disclosure and Waiver and Per Diem Interest Disclosure

2) Missing a copy of the XXX or a copy of the Subordination Agreement with XXX
COMMENTS: 04/08/2021 - Received XXX
3) Missing a copy of the XXX agreement with XXX
COMMENTS: 04/08/2021 - Received XXX
4) Missing a signed letter from the borrower regarding Loan Payment of $XXX on XXX and Loan Payment of $XXX on XXX reflected on the XXXaccount ending in XXX Loan is subject to additional condition upon receipt
COMMENTS: 04/10/2021 - Received borrower LOE regarding payments

5) The 1003 is marked permanent resident alien. Missing copy of borrower's Permanent Resident documentation to support legal residency status.
COMMENTS: 04/08/2021 - Received Permanent Resident Card	Compensating Factors:

1. XXX% DTI. XXX% less than program maximum DTI of 43%
2. XXX Credit Score. XXX points above program minimum credit score of 700
										3. XXX% LTV. XXX% below program maximum LTV of 80%	4/3/2021	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	980895567	XXX	1) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 03/04/2021 Received Bailee Letter inclusive of Wire Instructions

2) Missing a copy of the Release of Lien or Satisfaction of Mortgage for the HELOC with XXX account ending in XXX
COMMENTS: 03/15/2021 Ok to clear.  Mortgage reflects closed and is not reflected on title.

3) A payment history is required when >15 days have elapsed since the first payment due date.
COMMENTS: 03/08/2021 Received payment history

4) Missing lender's verbal VOE within 10 business days prior to the Note Date for borrower.  Written VOE documentation only was provided.
COMMENTS: 03/08/2021 Received VVOE dated XXX	1) Affiliated Business Arrangement Disclosure Statement is in file, however, it is not signed by borrower(s). Need fully executed Affiliated Business Arrangement Disclosure Statement.
COMMENTS: Condition has been cleared as a non-material exception. Under the advisement of our outside counsel, 1024.15 and Appendix D, the ABA Disclosure is intended to be signed by the borrower as evidence of acknowledgement and receipt, however the exclusion of one or more borrower's signature is not, in itself, a material violation.	Compensating Factors:

1. XXX% LTV. XXX% below program maximum LTV of 80.00%
2. XXX months total reserves. XXX months above program reserves requirement of 12 months.
										3. XXX% DTI. XXX% below program maximum DTI of 43%	2/25/2021	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
5/12/2021	XXX	XXX	710370974	XXX	1) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 03/02/2021 Received Bailee Letter inclusive of Wire Instructions.

2) A payment history is required when >15 days have elapsed since the first payment due date.
COMMENTS: 03/15/2021 Received payment history

3) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
COMMENTS: 03/16/2021 Received payment history reflecting XXX and XXX payments	1) Document not properly executed or dated: Affiliated Business Arrangement Disclosure Statement Notice Affiliated Business Arrangement Disclosure Statement is in file, however, it is not signed by borrower(s). Need fully executed Affiliated Business Arrangement Disclosure Statement.
COMMENTS: Condition has been cleared as a non-material exception. Under the advisement of our outside counsel, 1024.15 and Appendix D, the ABA Disclosure is intended to be signed by the borrower as evidence of acknowledgement and receipt, however the exclusion of one or more borrower's signature is not, in itself, a material violation.

2) Missing a copy of the signed YTD P&L and Balance sheet. Per guidelines, signed tax returns, P&L and balance sheet are required for self-employed borrowers regardless if income is being used to qualify.  Subject to review and recalculation of DTI.
									COMMENTS: 03/16/2021 Waived by XXX - see upload for conditon 2271	Compensating Factors: 1. XXX credit score. XXX points above program minimum credit score of 700 2. XXX% DTI. XXX% below program maximum DTI of 43% 3. XXX% LTV. XXX% below program maximum LTV of 80%	2/26/2021	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG3	EG2	EG1	EG1
5/12/2021	XXX	XXX	424314528	XXX	1) The file is missing the Wire Instructions for XXX Purchase from Lender.
COMMENTS: 03/04/2021 Received Bailee Letter inclusive of Wire Instructions

2) A payment history is required when >15 days have elapsed since the first payment due date.
COMMENTS: 03/08/2021 Received payment history	1) Affiliated Business Arrangement Disclosure Statement is in file, however, it is not signed by borrower(s). Need fully executed Affiliated Business Arrangement Disclosure Statement.
COMMENTS: 02/23/2021  Condition has been cleared as a non-material exception. Under the advisement of our outside counsel, 1024.15 and Appendix D, the ABA Disclosure is intended to be signed by the borrower as evidence of acknowledgement and receipt, however the exclusion of one or more borrower's signature is not, in itself, a material violation.

2) Missing updated appraiser license. The license in file expired on XXX
									COMMENTS: 03/08/2021 XXX approved an exception. Saved to 3rd party	Compensating Factors: 1. XXX credit score. XXX points above program minimum credit score of 700 2. XXX% LTV. XXX% below program maximum LTV of 80% 3. XXX% DTI. XXX% above program maximum DTI of 43%	2/24/2021	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG3	EG2	EG1	EG1
5/12/2021	XXX	XXX	459485725	XXX	1) The loan contains errors within one or more TRID disclosure. Missing explanation letter to borrower or other proof of method of delivery for Post Consummation Closing Disclosure dated XXX
COMMENTS: 04/01/2021 Received email to borrower.

2) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 04/01/2021 Received Bailee Letter inclusive of Wire Instructions

3) Missing the following required Federal and/or State Disclosures:  CA Addendum to Loan Application (notice re: married persons can apply for separate credit) - the applications state that the borrower is married
COMMENTS: 04/01/2021 Received eSigned Married Applicant Disclosure

4) Missing a signed copy of the joint account access letter fromXXX with XXX account ending in XXX and XXX account ending in XXX
COMMENTS: 4/2/21: document received.

5) Missing VVOE dated prior to the date of consummation for the borrower with XXX The VVOE in file is dated XXX which is after the consummation date.
COMMENTS: 4/2/21: Received VVOE dated XXX Cleared.

6) The re-calculated DTI of XXX% exceeds program maximum DTI of 40%. Program guide indicates maximum 40% DTI for a purchase transaction with Gift Funds   UPDATE  4/2/21: CA prop tax rate is 1% for subject property = $XXX / 12 = XXX + haz $XXX + HOA XXX + PI $XXX = XXX + consumer $XXX = total debt $XXX / income $XXX = XXX% DTI and exceeds 40% maximum.// UPDATED // 04/12/2021 - Received documentation to re-calculate asset. Missing documentation to evidence that the Gift Funds was paid back to donor due to Gift Funds were deposited into the borrower account before the close of the transaction. In addition, a signed letter from the borrower indicating that no Gift Funds were used for the transaction
COMMENTS: 4/14/2021:  Gift funds excluded.   ///   04/12/2021 - Received documentation to re-calculate asset. Missing documentation to evidence that the Gift Funds was paid back to donor due to Gift Funds were deposited into the borrower account before the close of the transaction. In addition, a signed letter from the borrower indicating that no Gift Funds were used for the transaction  // - // UPDATE  4/2/21: CA prop tax rate is 1% for subject property = $XXX / 12 = XXX + haz $XXX + HOA XXX + PI $XXX = XXX6 + cpmsi,er $XXX = total debt $XXX / income $XXX = XXX% DTI and exceeds 40% maximum.

7) Missing a copy of the 2018/2019 Schedule K1 for XXX. to support that the borrower percentage of business ownership, if any. Loan is subject to income and DTI re-calculation upon receipt
COMMENTS: 03/31/2021 - Received 2018/2019 Schedule K1 to support no ownership for the borrower

8) A payment history is required when >15 days have elapsed since the first payment due date.
COMMENTS: 04/18/2021 - Received transaction history to evidence XXXpayment have been made	Compensating Factors:

1. XXX Credit Score. XXX points above program mnimum credit score of 700
2. XXX% LTV. XXX% below program maximum LTV of 80%
3. XXX months total reserve; XXX months above program reserves requirement of 6 months
										4. Employed with the same employer for the past XXX years	3/29/2021	Primary Residence	CA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	799810670	XXX	1) The file is missing the Wire Instructions for XXX Purchase from Lender.
COMMENTS: 02/24/2021 Received Lender's Wire Instructions

//UPDATE:  02/17/2021 Received Title Company's Wire Instructions.  WHAT IS NEEDED is the Lender's Wire Instructions "Academy Mortgage Corporation".

2) The loan contains errors within one or more TRID disclosure.  There is a Disclosure Tracking Summary in file dated XXX that reflects a Revised LE was Sent XXX and Received XXX however, there is no corresponding Loan Estimate in file.
COMMENTS: 02/17/2021 Received LE dated XXX

3) This loan failed TRID zero fee tolerance.  There is a Disclosure Tracking Reasons (LE) in file dated XXX that reflects an increase in the Appraisal Fee, however, the corresponding Loan Estimate is missing, therefore a Reason for Redisclosure was unable to be applied, resulting in the below TRID Tolerance Violation.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 1This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.
COMMENTS: 02/17/2021 Received COC and LE dated XXX  Entered into CE and received a Pass result for all Tolerance Testing.

4) Missing a copy of the Final CD, Note and First Payment letter for concurrent closing loan #XXX. Loan is subject to debts and DTI re-calculation upon receipt and additional conditions.
COMMENTS: 02/18/2021 Received CD and Note.  Corrected payment amount

5) Missing a copy of the Terms of Withdrawal for the borrowers 401K account
COMMENTS: 02/23/2021 Received 401k withdrawal terms

6) Missing signed/dated balance sheet for borrower's XXX business.
COMMENTS: 03/17/2021 - Received a copy of the Balance Sheet dated XXX Missing a signed and dated Balance Sheet prior to the date of consummation // - // 02/25/2021 - Received signed P&L. Missing signed YTD balance sheet

7) Missing updated 1008 and AUS with matching terms, i.e. Income/DTI, Loan Amount.  //UDPATE 02/23/2021 Received documents however the income and DTI do not match  //UPDATE 03/01/2021 1008 and AUS have DTI exceeding of 3% allowed  //UPDATE 03/09/2021 DTI on 1008 reflects XXX% however review DTI is XXX%  //UPDATE 03/10/2021 XXX income is $XXX and debts were calculated as $XXX - missing corrected 1008 and AUS
COMMENTS: 03/15/2021 Received updated 1008 and AUS

8) Loan aged >15 days from First Payment Date.  Please provide current subject payment history.
							COMMENTS: 03/19/2021 Received payment history reflecting XXX payment			Compensating Factors: 1. XXX credit score. XXX points above program minimum credit score of 700 2. XXX% DTI. XXX% below program maximum DTI of 43% 3. XXX% LTV. XXX% below program maximum LTV of 80%	2/16/2021	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	414931746	XXX	1) This loan failed TRID timing of disclosures. Missing Initial Closing Disclosure with proof of borrower's receipt at least 3 days prior to consummation. Disclosure Tracking Summary reflects Initial Closing Disclosure was sent on XXX Closing Disclosure in file is dated XXX and consummation date is XX Unable to complete regulatory compliance check and TRID monitoring.
COMMENTS: 03/24/2021 Received Initial CD dated XXX

//UPDATE:  03/22/2021 Received LE dated XXX already in file attached to this condition.  WHAT IS NEEDED is the Initial Closing Disclosure with proof of receipt at least 3 days prior to Consummation.

2) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 03/22/2021 Received Lender's Wire Instructions

3) Missing verification of self-employment for co-borrower within 10 days of closing. The verification in file is dated XXX and exceeds 10 business days from the Note date of XXX
COMMENTS: 03/23/2021 Note is dated XXX date of business lookup is dated XXX

4) Missing terms of withdrawal for the borrower's 401k account with XXX.
COMMENTS: 03/23/2021 Received terms of withdrawal for 401K

5) Missing a verbal VOE within 10 business days prior to the Note Date for borrower. The verification in file is dated XXX and exceeds 10 business days from the Note date of XXX
							COMMENTS: 03/23/2021 Note date is XXX and VOE is dated XXX			Compensating Factors: 1. Excellent mortgage history 0x30 since inception XXX 2. High credit score XXX/XXX for borrower/co-borrower 3. Low LTV of XXX%	3/18/2021	Primary Residence	WA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	719702520	XXX	1) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 03/24/2021 Received Lender's Wire Instructions

2) Missing complete 24 month housing history.  Current mortgage with XXX rated 10 months through XXX.  Missing VOR (with cancelled checks if private party) from prior residence at XXX
							COMMENTS: 03/25/2021 Received VOR			Compensating Factors: 1. Excellent mortgage history 0x30 since inception XXX 2. High credit score XXX borrower	3/19/2021	Primary Residence	WA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	417266957	XXX	1) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 03/25/2021 Received Lender's Wire Instructions

2) Missing a verbal VOE within 10 business days prior to the Note Date for XXX
							COMMENTS: 3/26/2021 Received VVOE dated XXX			Compensating Factors: FICO of XXX, Min is 700 LTV is XXX%, Max is 80% DTI is XXX%, Max is 43%	3/19/2021	Primary Residence	WA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	375654077	XXX			1) Missing third party verification of self-employment within 10 business days of consummation for XXX COMMENTS: 05/04/2021 - Received supporting docs			Compensating Factors: 1. Fico XXX is XXX points greater than 680 minimum program guidelines. 2. LTV XXX% is XXX% less than 80% maximum program guidelines.	4/28/2021	Primary Residence	NV	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
5/12/2021	XXX	XXX	302744089	XXX	1) Electronic Consent/ eSign Form in file is dated XXX however, earliest eSign event occurred XXX Need Electronic Consent/ eSign Form completed prior to earliest esign event.
COMMENTS: 04/28/2021 Received Disclosure Tracking Details that confirms borrower's initial eConsent with Lender was XXX and Initial Disclosures were viewed and accepted XXX for this transaction.

2) Borrower does not meet the requirement of 3 trade lines evaluated for at least 12 months.  In the past 24 months the borrower only has 2 trade lines that have been active.
							COMMENTS: 04/22/2021 - Credit report reflect sufficient trade lines within 24 months			Compensating Factors: LTV is XXX%, Max is 80% DTI is XXX%, Max is 43% FICO is XXX, Min is 700	4/20/2021	Primary Residence	FL	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
5/12/2021	XXX	XXX	606343269	XXX	1) Missing Lender's Rate Lock Confirmation Form for Initial Rate Lock. Initial Loan Estimate in file dated XXX reflects the loan as locked, however, all Lock Confirmation forms in file reflect a date of XXX as revised. Need Initial Rate Lock Confirmation form to confirm the date the rate was initially locked with borrower.
COMMENTS: 04/15/2021 Received Lock Confirmation reflecting loan locked 02/08/2020

2) The loan contains errors within one or more TRID disclosure.   Missing letter of explanation or other evidence of borrower notification of the error for the Post Consummation Closing Disclosure issued XXX // UPDATED // 04/23/2021 - Received seller comment regarding NV is a dry state. Missing proof that the PC CD was sent to the borrower.  Either an explanation letter provided to the borrower or Lender can provide a Signed Attestation reflecting how they sent the PC CD to the borrower.
COMMENTS: 04/28/2021 Received email to borrower dated XXX reflecting PC CD attachment.

//UPDATE:  04/27/2021 Lender must provide some proof that Borrower was provided the PC CD dated XXX  Please provide borrower letter that accompanied PC CD to borrower of Lender Signed Attestation of how PC CD was delivered to borrower.

04/23/2021 - Received seller comment regarding NV is a dry state. Missing proof that the PC CD was sent to the borrower.  Either an explanation letter provided to the borrower or Lender can provide a Signed Attestation reflecting how they sent the PC CD to the borrower.

3) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 04/15/2021 Received Bailee Letter inclusive of Wire Instructions.

4) A payment history is required when >15 days have elapsed since the first payment due date.
COMMENTS: 04/23/2021 - Received evidence that the XXX payment have been made

5) Missing documentation to support borrower's ownership interest in XXX.  Paystubs reflect Officer Compensation.
COMMENTS: 04/23/2021 - Received documentation that the Borrower’s name does not appear on the list of officers in the company’s registration on the XXX website

6) Missing documentation to evidence that a full reconveyance have been issued for the XXX HELOC account ending in XXX // UPDATED // 04/23/2021 - Received evidence of HELOC payoff and an authorization for payoff and closure of loan/credit line form. Missing documentation to evidence that a full reconveyance have been issued for the XXX HELOC account ending in XXX
COMMENTS: 04/30/2021 - Received evidence that the HELOC is paid in full and that the account will be release // - // 04/23/2021 - Received evidence of HELOC payoff and a authorization for payoff and closure of loan/credit line form. Missing documentation to evidence that a full reconveyance have been issued for the XXX HELOC account ending in XXX	1) Missing a copy of the dated 2018/2019 personal tax returns prior to the date of consummation. The provided 2018/2019 tax returns in file is signed, but not dated.// UPDATED // 04/23/2021 - Received signed and dated 2018/2019 tax returns. However, the tax returns were dated on XXX which is after the consummation. Missing signed and dated 2018/2019 tax returns prior to the date of consummation.
COMMENTS: 04/28/2021 - Received tax transcript that was order pre-consummation. Condition is waived based on implicit adherence. // - // 04/23/2021 - Received signed and dated 2018/2019 tax returns. However, the tax returns were dated on XXX which is after the consummation. Missing signed and dated 2018/2019 tax returns prior to the date of consummation.	Compensating Factors:

1. XXX% DTI. XXX% below program maximum DTI of 43%
2. XXX% LTV. XXX below program maximum LTV of 805
										3. XXX months total reserves. XXX months above program reserves requirement of 6 months	4/14/2021	Primary Residence	NV	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG3	EG1	EG1	EG1